As filed with the Securities and Exchange Commission on July 24, 2006

File Nos. 333-75476 and 811-8364

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[	X	]

Pre-Effective Amendment No. ___	[		]

Post-Effective Amendment No. 16	[	X	]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[	X	]

Amendment No. 18	[	X	]

(Check Appropriate Box or Boxes)

BUFFALO BALANCED FUND, INC.
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
(Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Numbers, Including Area Code)

Copies to:

Kent W. Gasaway
5420 W. 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

        It is proposed that this filing will become effective (check appropriate box):

[		]	immediately upon filing pursuant to paragraph (b).
[	X	]	on July 28, 2006 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1).
[		]	on (date) pursuant to paragraph (a)(1).
[		]	75 days after filing pursuant to paragraph (a)(2).
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

         If appropriate check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BUFFALO®
FUNDS

Balanced Fund
High Yield Fund
Large Cap Fund
Micro Cap Fund
Mid Cap Fund
Science & Technology Fund
Small Cap Fund
USA Global Fund

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus

July 28, 2006

Prospectus                           July 28, 2006

INVESTMENT ADVISOR AND MANAGER (the “Advisor”):
KORNITZER CAPITAL MANAGEMENT, INC.
Shawnee Mission, Kansas

DISTRIBUTED BY:
Quasar Distributors, LLC
Milwaukee, Wisconsin

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The investment objectives for the Buffalo Balanced, Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Science & Technology, Buffalo Small Cap and Buffalo USA Global Funds are long-term growth of capital. In addition, the Buffalo Balanced Fund also seeks to produce high current income. The investment objective for the Buffalo High Yield Fund is high current income with long-term growth of capital as a secondary objective.

To pursue their investment objectives, the Funds intend to primarily invest as described below:

•
Buffalo Balanced Fund (BUFBX)--in domestic common stocks, convertible preferred stocks, convertible debt securities, corporate debt securities and other debt securities, many of which are higher-yielding, high-risk debt securities.

•	Buffalo High Yield Fund (BUFHX)--at least 80% of its net assets in higher-yielding, higher-risk debt securities.

•	Buffalo Large Cap Fund (BUFEX)--at least 80% of its net assets in domestic common stocks and other equity securities of large-capitalization (“large-cap”) companies.

•	Buffalo Micro Cap Fund (BUFOX)--at least 80% of its net assets in domestic common stocks and other equity securities of micro-capitalization (“micro-cap”) companies.

•	Buffalo Mid Cap Fund (BUFMX)--at least 80% of its net assets in domestic common stocks and other equity securities of medium-capitalization (“mid-cap”) companies.

•
Buffalo Science & Technology Fund (BUFTX)--at least 80% of its net assets in domestic common stocks and other equity securities of companies expected to benefit from the development, advancement or use of science and technology.

•	Buffalo Small Cap Fund (BUFSX)--at least 80% of its net assets in domestic common stocks and other equity securities of small-capitalization (“small-cap”) companies.

•
Buffalo USA Global Fund (BUFGX)--at least 80% of its net assets in common stocks of U.S. companies that have substantial operations around the globe. The international operations of these U.S. companies will provide Fund investors with exposure to at least three foreign countries.

Each Fund’s principal investment strategies are described below:

•
Buffalo Balanced Fund invests in a combination of domestic common stocks, preferred stocks, convertible preferred stocks, convertible debt securities, corporate debt securities, and other debt securities, including mortgage- and asset-backed securities. Many of the debt securities in which the Fund invests are higher-yielding, higher-risk investments rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” The allocation of assets invested in each type of security is designed to balance yield income and long-term capital appreciation with reduced volatility of returns. The Fund expects to change its allocation mix over time based on the Advisor’s view of economic conditions and underlying security values. Usually, the Advisor will invest at least 25% of the Fund’s assets in equity securities and at least 25% in debt securities. With respect to debt securities, the Advisor performs extensive fundamental investment research to identify investment opportunities for the Fund. When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including (1) financial strength of the issuer, (2) cash flow, (3) management, (4) borrowing requirements, (5) sensitivity to changes in interest rates and business conditions, and (6) relative value. With respect to equity securities, the Advisor emphasizes dividend-paying stocks that over time have exhibited consistent growth of dividends.

•
Buffalo High Yield Fund normally invests at least 80% of its net assets in higher-yielding, high-risk, debt securities rated below investment grade by the major rating agencies (or in similar unrated securities). The Fund may also invest in preferred stocks, convertible preferred stocks, convertible debt securities, as well as mortgage- and asset-backed securities. The Fund’s Advisor performs extensive fundamental investment research to identify investment opportunities for the Fund. When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including (1) financial strength of the issuer, (2) cash flow, (3) management, (4) borrowing requirements, (5) sensitivity to changes in interest rates and business conditions, and (6) relative value. While the Fund maintains flexibility to invest in bonds of varying maturities, the Fund generally holds bonds with intermediate-term maturities.

•
Buffalo Large Cap Fund normally invests at least 80% of its net assets in domestic common stocks and other equity securities of large-cap companies. The Fund considers a company to be a large-cap company if, at time of purchase by the Fund, it has a market capitalization (the total market value of a company’s outstanding stock) of $10 billion or greater. In its selection process for this Fund, the Advisor seeks to identify a broad mix of large-cap companies across many industries that are expected to benefit from long-term industry, technological and other trends. The Advisor also selects securities based upon (1) fundamental analysis of industries and the economic cycle, (2) company-specific analysis such as product cycles and quality of management, and (3) rigorous valuation analysis.

•
Buffalo Micro Cap Fund normally invests at least 80% of its net assets in domestic common stocks and other equity securities (including convertible preferred stocks) of micro-cap companies. The Fund considers a company to be a micro-cap company if, at time of purchase by the Fund, it has a market capitalization less than or equal to (1) $600 million, or (2) the median capitalization of companies in the Russell 2000 Index, whichever is greater. The capitalization of companies within the Russell 2000 Index changes due to market conditions and changes with the composition of the Russell 2000 Index. As of March 31, 2006, the median capitalization of companies in the Russell 2000 Index was approximately $662 million. In its selection process for the Fund, the Advisor seeks to identify a broad mix of micro-cap companies across many industries that are expected to benefit from long-term industry, technological and other trends. The Advisor also selects securities based on (1) fundamental analysis of industries and the economic cycle, (2) company-specific analysis such as product cycles and quality of management, and (3) rigorous valuation analysis.

•
Buffalo Mid Cap Fund normally invests at least 80% of its net assets in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of mid-cap companies. The Fund considers a company to be a mid-cap company if, at time of purchase by the Fund, it has a market capitalization between $1.5 billion and $10 billion. In its selection process for this Fund, the Advisor seeks to identify a broad mix of mid-cap companies that are expected to benefit from long-term industry, technological and other trends. The Advisor also selects securities based on (1) fundamental analysis of industries and the economic cycle, (2) company-specific analysis such as product cycles and quality of management, and (3) rigorous valuation analysis.

•
Buffalo Science & Technology Fund normally invests at least 80% of its net assets in domestic stocks and other equity securities (including convertible preferred stocks and warrants) of companies expected to benefit from the development, advancement or use of science and technology. The Fund invests in securities the Advisor believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from small-cap companies that are developing new technologies to large, blue chip firms with established track records of developing, producing or distributing products and services in the science and technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development of the advance. Some of the industries likely to be represented in the Fund’s portfolio are electronics, including hardware, software and components; communications; E-commerce; information services; media; life sciences and healthcare; environmental services; chemicals and synthetic materials; and defense and aerospace.

•
Buffalo Small Cap Fund normally invests at least 80% of its net assets in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of small-cap companies. The Fund considers a company to be a small-cap company if, at time of purchase, (1) it has a market capitalization of $1 billion or less, or (2) if the company’s market capitalization would place it in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trading on the NASDAQ Stock Market, Inc. ("NASDAQ") system. Based on current market conditions, the Fund targets companies with individual market capitalizations of $2 billion or less at the time of initial purchase. In its selection process for this Fund, the Advisor seeks to identify a broad mix of small-cap companies that are expected to benefit from long-term industry, technological or other trends. The Advisor also selects securities based on (1) fundamental analysis of industries and the economic cycle, (2) company-specific analysis such as product cycles and quality of management, and (3) rigorous valuation analysis.

•
Buffalo USA Global Fund normally invests at least 80% of its net assets in common stocks of U.S. companies that have substantial international operations. The Fund considers a U.S. company to have substantial international operations if the company receives more than 40% of its revenue or pre-tax income from sales or operations outside of the United States. The Fund will diversify its investment in these U.S. companies so that the Fund is exposed to the markets of at least three different foreign countries. In its selection process for this Fund, the Advisor seeks to identify U.S. companies with substantial international operations that are expected to benefit from long-term industry, technological or other trends. The Advisor also selects securities based on (1) fundamental analysis of industries and the economic cycle, (2) company-specific analysis such as product cycles and quality of management, and (3) rigorous valuation analysis.

The following is a description of the Funds’ principal types of investments:

•	Common stocks are equity securities that represent shares of ownership of a company.
•	Preferred stocks are equity securities that often pay dividends and have preferences over common stocks in dividend payments and liquidation of assets.
•	Convertible preferred stocks are preferred stocks that may be converted into or exchanged for common stock of the same issuer under certain circumstances.
•	Convertible debt securities are debt securities that may be converted into or exchanged for common stock.
•	A warrant is a right to purchase a security at a fixed price at a fixed time, but does not provide the holder the right to receive dividends or the right to vote.
•	Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others.
•
Asset-backed securities are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., receivables on home equity and credit loans and receivables regarding automobile, credit card, mobile home and recreational vehicle loans, wholesale dealer floor plans and leases).

•	Corporate bonds are debt securities issued by corporations that typically pay interest semi-annually and have a set maturity date.

Covered Call Options--Each of the Buffalo Funds are authorized to write, which means sell, covered call options on the securities in which a Fund invests and to enter into closing purchase transactions with respect to the options. A covered call option is an option where a Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities. Up to 25% of a Fund’s net assets may be subject to covered call options.

International Investing--Each of the Buffalo Funds (except the Buffalo USA Global Fund) may invest up to 25% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges. The Funds do not intend to buy securities or foreign companies directly through foreign stock exchanges. ADRs are receipts typically issued by a U.S. bank or trust company that are denominated in U.S. dollars and represent ownership in underlying foreign securities. As a purchaser of unsponsored ADRs, a Fund may have limited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored ADR. Each Fund presently expects to limit its investments (at cost) in ADRs and U.S. traded foreign company securities to less than 10% of net assets.

The Buffalo USA Global Fund gains international exposure, while attempting to limit its risks, by investing primarily in U.S. companies with substantial international operations. The Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Science & Technology Funds may also invest in U.S. companies with substantial international operations to a more limited degree and, to the extent they do so, will be subject to the same foreign risks. Although these types of investments are not direct foreign investment, the U.S. companies in which this Fund normally invests will directly experience the risk of foreign operations in their day-to-day business.

Investment Style and Turnover--The Advisor normally does not engage in active or frequent trading of the Funds’ investments. Instead, to reduce turnover of the Funds’ holdings, the Advisor’s general strategy is to purchase securities for the Funds based upon what the Advisor believes are long-term trends. This strategy also helps reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of distributions being made as ordinary income rather than capital gains. The Advisor may sell a Fund’s investments for a variety of reasons, such as to secure gains, limit losses or reinvest in more promising investment opportunities.

Temporary Investments--Each Fund intends to hold a small percentage of cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in high quality, short-term debt securities or other defensive investments for temporary defensive purposes. During those times, a Fund may not achieve its investment objective and, instead, will focus on preserving your investment. To the extent a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Changes in Objectives and Policies--The objectives, strategies and policies described above explain how each Buffalo Fund is managed and (with the exception of the Buffalo Micro Cap Fund’s, Buffalo Mid Cap Fund’s, and the Buffalo Science & Technology Fund’s objectives, strategies and policies and the Buffalo Large Cap Fund’s definition of large-cap) may only be changed with the approval of a Fund’s shareholders. However, the Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Science & Technology Funds will not change their respective investment policy of investing at least 80% of each Fund’s net assets according to the strategies described above without first providing shareholders with at least 60 days’ prior notice.

PRINCIPAL RISK FACTORS

Market Risks--(Applies to all Funds) Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. To the extent the Funds invest in equity securities, the share price of the Funds will go up and down in value as the equity markets change. Stock markets can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. As with any mutual fund, there is a risk that you could lose money by investing in the Buffalo Funds.

Management Risk--(Applies to all Funds) The Funds’ success depends largely on the Advisor’s ability to select favorable investments. Different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times equity securities will be more or less favorable than debt securities and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in “favor.” In addition, there is the risk that the strategies, research or analysis techniques used by the Advisor and/or the Advisor’s security selection may fail to produce the intended result.

Science and Technology Sector Risks--(Applies primarily to the Buffalo Science & Technology Fund) Because the Buffalo Science & Technology Fund focuses its investments on businesses in science and technology-related industries, it is likely to be more volatile than other types of broadly invested mutual funds, including the other Buffalo Funds. Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variations in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may quickly become obsolete. Earnings disappointments can result in sharp price declines. In addition, these industries can be affected by competition from new market entrants as well as developing government regulations and policies. Given these risks, an investment in the Buffalo Science & Technology Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Technology Company Risk--(Applies to the Buffalo Science & Technology, Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Balanced and Buffalo USA Global Funds) These Funds may at times invest a significant amount of their assets (more than 25%) in technology companies. Although technology companies are found among a broad range of industries, a common attribute of technology companies is that they often face unusually high price volatility, both in terms of gains and losses. To the extent that these Funds make investments in such companies, their share price is likely to be more volatile. The potential for wide variations in performance is based on the special risks common to technology companies. Given these risks, an investment in these Funds may be more suitable for long-term investors, who are willing to withstand the Funds’ potential for volatility.

Large-Cap Company Risks--(Applies to the Buffalo Large Cap, Buffalo USA Global, Buffalo Science & Technology and Buffalo Balanced Funds) Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risks--(Applies primarily to the Buffalo Mid Cap Fund) Generally, mid-cap companies may have more potential for growth than large-cap companies. Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies, and the risks are passed on to the Funds. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Small-Cap Company Risks--(Applies primarily to the Buffalo Small Cap and Buffalo Micro Cap Funds). The Buffalo Small Cap and Buffalo Micro Cap Funds will, and the other Buffalo Funds may occasionally, invest in small-cap companies. Generally, small-cap and less seasoned companies have more potential for rapid growth. They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Funds. Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Small-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time. Given these risks, an investment in the Buffalo Small Cap Fund or Buffalo Micro Cap Fund may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

Micro-Cap Company Risks--(Applies primarily to the Buffalo Micro Cap and Buffalo Small Cap Funds) The Buffalo Micro Cap and Buffalo Small Cap Funds will invest in micro-cap companies. Generally, small, less-seasoned companies have more potential for rapid growth. They also often involve greater risk than large- and mid-cap companies, and these risks are passed on to the Funds. Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of companies with larger capitalization, and will be more vulnerable to adverse business or economic developments in the market as a whole. The value of securities of micro-cap companies, therefore, tends to be more volatile than the value of securities of larger, more established companies. Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities. Because of this, if a Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time. Given these risks, an investment in the Buffalo Micro Cap or Buffalo Small Cap Funds may be more suitable for long-term investors, who are willing to bear the risk of these fluctuations.

Debt Securities Risks--(Applies to all Funds) To the extent that the Funds invest in debt securities, their share prices will go up and down in value as interest rates change and as other factors that affect the yields and principal values of debt securities change. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. These fluctuations tend to increase as a debt security’s maturity increases such that longer-term debt securities will increase or decrease more for a given change in interest rates than shorter-term debt securities.

High Yield Risks--(Applies to the Buffalo Balanced and Buffalo High Yield Funds) The Buffalo Balanced and the Buffalo High Yield Funds invest in higher-yielding, high-risk bonds (so called “junk-bonds”). These lower-rated bonds have a greater degree of default risk than higher-rated bonds. Default risk is the possibility that the issuer will fail to make timely payments of principal or interest. Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are more highly indebted than other companies. Lower-rated debt securities tend to have less liquid markets than higher-rated debt securities, and their market prices tend to react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments than higher-rated bonds.

Mortgage-Backed and Asset-Backed Securities Risks—(Applies to the Buffalo Balanced and Buffalo High Yield Funds) Mortgage-backed and asset-backed securities are subject to prepayment risk, which is the risk that the borrower will prepay some or all of the principal owed to the issuer. If that happens, a Fund may have to replace the security by investing the proceeds in a less attractive security. This may reduce a Fund’s share price and its income distributions.

International Risks--(Applies to all Funds) International investing poses additional risks such as currency fluctuation and political instability. Buffalo USA Global Fund attempts to limit these risks by investing only in U.S. companies with international operations. The Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Science & Technology Funds may also invest in U.S. companies with substantial international operations to a more limited degree. Although this type of investment is not considered direct foreign investment, the U.S. companies with substantial foreign operations in which this Fund normally invests will be exposed to risks inherent in foreign investments. These risks include exposure to potentially adverse foreign political and economic developments; market instability; foreign regulatory, nationalization and exchange controls; and the risk that fluctuations in foreign exchange rates will decrease the investment’s value. As a shareholder in these companies, the Fund, and in turn, the Fund’s shareholders, will be indirectly exposed to, and perhaps adversely affected by, these inherent foreign risks. Other Buffalo Funds may also occasionally gain international exposure through the purchase of sponsored or unsponsored ADRs and other U.S. dollar-denominated securities of foreign issuers traded in the United States. ADRs are securities of foreign companies that are denominated in U.S. dollars. ADRs are subject to similar risks as other types of foreign investments. In addition, foreign investments may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers. Unsponsored ADRs held by a Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to a Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent foreign risk, as described above. These risks can increase the potential for losses in the Fund.

Covered Call Writing Risks--(Applies to all Funds) A Fund may experience the loss of opportunity on securities with written call options that reach their exercise price before the expiration date because the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price. Furthermore, stocks held or purchased by the Fund may become less attractive for writing covered call options. In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

PAST PERFORMANCE

The tables on the following pages provide an indication of the risks of investing in the Buffalo Funds. The tables on the left side show changes in the total returns generated by the respective Fund for each calendar year. The tables on the right side include several indexes against which each Fund compares its performance. The first index is a broad measure of market performance. Any other index(es) show(s) how the particular Fund’s performance compares with the returns of an index of securities with characteristics similar to those that the Fund typically holds. Each table reflects all expenses of the respective Fund and assumes that all dividends and capital gains distributions have been reinvested in new shares of the Fund. A Fund’s past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

The tables on the right side also present the impact of taxes on the Funds’ returns. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. It is possible for the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” to be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own a Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, because generally such accounts are not subject to tax.

Buffalo Balanced Fund

Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2006) = 7.71%
Best Quarter June 30, 2003 =14.83%
Worst Quarter September 30, 2001 = (14.24%)

Average Annual Total Return as of December 31, 2005
	1 Year	5 Years	10 Years
Buffalo Balanced Fund
Return Before Taxes	5.41%	5.08%	6.90%
Return After Taxes on Distributions	4.62%	4.01%	4.46%
Return After Taxes on Distributions and Sale of
Fund Shares	3.75%	3.74%	4.44%
S&P 500 Index[1]	4.91%	0.54%	9.07%
S&P 500 Index and Merrill Lynch U.S. Domestic
Master Index Weighted Average[2]	3.97%	2.69%	7.92%
Lipper Balanced Funds Index[3]	5.20%	3.51%	7.57%
1 The S&P 500 Index is a capitalization-weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes.
2 The performance figure shown for comparison purposes is a weighted average made up of 60% of the S&P 500 Index and 40% of the Merrill Lynch U.S. Domestic Master Index. The Merrill Lynch U.S. Domestic Master Index is a capitalization weighted aggregation of outstanding U.S. treasury, agency and supranational, mortgage pass-through, and investment grade corporate bonds meeting specified criteria. The stated indices reflect the reinvestment of dividends and capital gains but do not reflect the deduction of management fees or other expenses.
3 The Lipper Balanced Funds Index is an unmanaged, net asset value weighted index of the 30 largest balanced mutual funds. Performance is presented net of the funds’ fees and expenses; however, applicable sales charges are not taken into consideration.

Buffalo High Yield Fund

Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2006) = 3.06%
Best Quarter June 30, 2003 =9.01%
Worst Quarter September 30, 1998 = (8.17%)

Average Annual Total Return as of December 31, 2005
	1 Year	5 Years	10 Years
Buffalo High Yield Fund
Return Before Taxes	(0.88%)	8.24%	7.30%
Return After Taxes on Distributions	(2.54%)	6.01%	4.41%
Return After Taxes on Distributions and Sale of	(0.50%)	5.71%	4.42%
Fund Shares
Merrill Lynch High Yield Master Index[1]	2.83%	8.76%	6.80%
Lipper High Yield Bond Funds Index[2]	3.00%	6.76%	5.30%
1 The Merrill Lynch High Yield Master Index is an unmanaged index comprised of over 1,200 high yield bonds representative of the high yield bond market as a whole. The index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of investment management fees, other expenses or taxes.
2 The Lipper High Yield Bond Funds Index is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds. Performance is presented net of the funds’ fees and expenses; however, applicable sales charges are not taken into consideration.

Buffalo Large Cap Fund

Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2006) = (0.39%)
Best Quarter June 30, 2003 = 20.52%%
Worst Quarter June 30, 2002 = (19.96%)

Average Annual Total Return as of December 31, 2005
	1 Year	5 Years	10 Years
Buffalo Large Cap Fund
Return Before Taxes	1.98%	(1.79%)	8.48%
Return After Taxes on Distributions	1.87%	(1.90%)	7.13%
Return After Taxes on Distributions and Sale of	1.42%	(1.56%)	6.64%
Fund Shares
S&P 500 Index[1]	4.91%	0.54%	9.07%
Lipper Capital Appreciation Funds Index [2]	7.96%	0.15%	7.28%
Lipper Large-Cap Core Funds Index [3]	5.72%	(0.38%)	7.86%
1 The S&P 500 Index is a capitalization-weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees, other expenses or taxes.
2 The Lipper Capital Appreciation Funds Index is an equally weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest qualifying funds in the investment objective. Performance is presented net of the funds’ fees and expenses, however, applicable sales charges are not taken into consideration.
3The Lipper Large-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification. Performance is presented net of the funds’ fees and expenses, however, applicable sales charges are not taken into consideration.

Buffalo Micro Cap Fund

Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2006) = 1.39%
Best Quarter September 30, 2005= 5.37%
Worst Quarter March 31, 2005= (5.09%)

Average Annual Total Return as of December 31, 2005
	1 Year	Since Inception*
Buffalo Micro Cap Fund
Return Before Taxes	9.50%	13.42%
Return After Taxes on Distributions	9.36%	13.33%
Return After Taxes on Distributions and Sale of	6.20%	11.43%
Fund Shares
Russell 2000 Index[1]	4.55%	15.26%
Lipper Micro Cap Core Funds Index[2]	6.29%	14.61%
*Buffalo Micro Cap Fund commenced operations on May 21, 2004.
1 The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The performance of the Russell 2000 Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes.
2 The Lipper Micro Cap Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Micro Cap classification. Performance is presented net of the funds’ fees and expenses, however, applicable sales charges are not taken into consideration.

Buffalo Mid Cap Fund

Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2006) = (2.00%)
Best Quarter June 30, 2003 = 22.02%
Worst Quarter September 30, 2002 = (18.56%)

Average Annual Total Return as of December 31, 2005
	1 Year	Since Inception*
Buffalo Mid Cap Fund
Return Before Taxes	13.83%	10.36%
Return After Taxes on Distributions	13.53%	10.24%
Return After Taxes on Distributions and Sale of	9.30%	8.97%
Fund Shares
S&P Midcap 400 Index[1]	12.56%	11.57%
Russell Midcap Index[2]	12.65%	12.88%
Lipper Mid-Cap Core Funds Index[3]	9.46%	9.82%
*Buffalo Mid Cap Fund commenced operations on December 17, 2001.
1 The S&P Midcap 400 Index consists of 400 domestic stocks chosen for market size (median market capitalization of $2,444 million as of June 30, 2006), liquidity and industry group representation. It is a market-weighted index with each stock affecting the index in proportion to its market value. The performance of the S&P Midcap 400 Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes.
2 The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The index has a total market range of approximately $1.3 billion to $10.8 billion. The performance of the Russell Midcap Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes.
3 The Lipper Mid-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification. Performance is presented net of the funds’ fees and expenses, however, applicable sales charges are not taken into consideration.

Buffalo Science & Technology Fund

Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2006) = 1.68%
Best Quarter June 30, 2003 = 28.95%
Worst Quarter June 30, 2002 = (31.24%)

Average Annual Total Return as of December 31, 2005
	1 Year	Since Inception*
Buffalo Science & Technology Fund
Return Before Taxes	6.91%	4.77%
Return After Taxes on Distributions	6.85%	4.76%
Return After Taxes on Distributions and Sale of	4.57%	4.11%
Fund Shares
S&P 500 Index[1]	4.91%	2.93%
Lipper Science & Technology Funds Index[2]	5.37%	(2.96%)
*Buffalo Science & Technology Fund commenced operations on April 16, 2001.
1 The S&P 500 Index is a capitalization-weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment management fees, other expenses or taxes.
2 The Lipper Science & Technology Funds Index is an unmanaged, equally weighted performance index of the largest qualifying mutual funds (based on net assets) in the Lipper Science and Technology classification. There are currently 30 funds represented in this index. Performance is presented net of the funds’ fees and expenses, however, applicable sales charges are not taken into consideration.

Buffalo Small Cap Fund

Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2006) = 2.24%
Best Quarter June 30, 2003 = 30.38%
Worst Quarter September 30, 2002 = (23.00%)

Average Annual Total Return as of December 31, 2005
	1 Year	5 Years	Since Inception*
Buffalo Small Cap Fund
Return Before Taxes	3.22%	14.39%	17.25%
Return After Taxes on Distributions	1.50%	13.78%	16.35%
Return After Taxes on Distributions and Sale of	4.31%	12.56%	15.13%
Fund Shares
S&P Smallcap 600 Index [1]	7.68%	10.76%	8.24%
Russell 2000 Index [2]	4.55%	8.22%	5.69%
Lipper Small-Cap Core Funds Index[3]	7.56%	9.19%	7.26%
*Buffalo Small Cap Fund commenced operations on April 14, 1998.
1 The S&P Smallcap 600 Index consists of 600 domestic stocks chosen for market size, liquidity, bid-asked spread, ownership, share turnover and number of no-trade days and industry group representation. The performance of the S&P Smallcap 600 Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes.
2The Russell 2000 Index consists of the smallest 2,000 securities in the Russell 3000 Index, representing approximately 8% of the Russell 3000 total market capitalization. The performance of the Russell 2000 Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes.
3 The Lipper Small-Cap Core Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification. Performance is presented net of the funds’ fees and expenses, however, applicable sales charges are not taken into consideration.

Buffalo USA Global Fund

Annual Total Return as of December 31 of Each Year

Calendar Year-to-Date Return (through June 30, 2006) = 0.92%
Best Quarter December 31, 1999 = 21.19%
Worst Quarter September 30, 2002 = (19.58%)

Average Annual Total Return as of December 31, 2005
	1 Year	5 Years	10 Years
Buffalo USA Global Fund
Return Before Taxes	4.59%	0.35%	10.32%
Return After Taxes on Distributions	4.53%	0.32%	9.17%
Return After Taxes on Distributions and Sale of	3.05%	0.29%	8.52%
Fund Shares
S&P 500 Index[1]	4.91%	0.54%	9.07%
Lipper Capital Appreciation Funds Index[2]	7.96%	0.15%	7.28%
Lipper Global Funds Index[3]	11.89%	2.96%	7.95%

1 The S&P 500 Index is a capitalization-weighted index of 500 large capitalization stocks which is designed to measure broad domestic securities markets. The performance of the S&P 500 Index reflects the reinvestment of dividends and capital gains but does not reflect the deduction of any investment management fees, other expenses or taxes.
2 The Lipper Capital Appreciation Funds Index is an equally weighted performance index adjusted for capital gains distributions and income dividends of the 30 largest qualifying funds in the investment objective. Performance is presented net of the funds’ fees and expenses, however, applicable sales charges are not taken into consideration.
3 The Lipper Global Funds Index is an unmanaged, equally weighted performance index of the 30 largest qualifying funds in the investment objective (to invest at least 25% of its portfolio in securities traded outside of the United States). Performance is presented net of the funds’ fees and expenses, however, applicable sales charges are not taken into consideration.

FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

	Buffalo Balanced Fund	Buffalo High Yield Fund	Buffalo Large Cap Fund	Buffalo Micro Cap Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed	None	None	None	None
on Purchases
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed	None	None	None	None
on Reinvested Dividends
Redemption Fee*†	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None

	Buffalo Mid Cap Fund	Buffalo Science & Technology Fund	Buffalo Small Cap Fund	Buffalo USA Global Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed	None	None	None	None
on Purchases
Maximum Deferred Sales Charge (Load)	None	None	None	None
Maximum Sales Charge (Load) Imposed	None	None	None	None
on Reinvested Dividends
Redemption Fee*†	2.00%	2.00%	2.00%	2.00%
Exchange Fee	None	None	None	None
*A $15 fee is imposed for redemptions by wire.
† If you redeem or exchange shares of the Buffalo High Yield Fund, Buffalo Micro Cap Fund or Buffalo Small Cap Fund within 180 days of purchase, you will be charged a 2.00% redemption fee. If you redeem or exchange shares of the Buffalo Balanced Fund, Buffalo Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund or Buffalo USA Global Fund within60 days of purchase, you will be charged a 2.00% redemption fee.

	Buffalo Balanced Fund	Buffalo High Yield Fund	Buffalo Large Cap Fund	Buffalo Micro Cap Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%	1.00%	1.45%
Distribution (12b-1) Fees	None	None	None	None
Other Expenses	0.03%	0.02%	0.04%	0.06%
Total Annual Fund Operating Expenses	1.03%	1.02%	1.04%	1.51%

	Buffalo Mid Cap Fund	Buffalo Science & Technology Fund	Buffalo Small Cap Fund	Buffalo USA Global Fund
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	None	None	None	None
Other Expenses	0.02%	0.03%	0.01%	0.04%
Total Annual Fund Operating Expenses	1.02%	1.03%	1.01%	1.04%

FEE EXAMPLES

The following examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Buffalo Balanced Fund	$105	$328	$569	$1,259
Buffalo High Yield Fund	$104	$325	$563	$1,248
Buffalo Large Cap Fund	$106	$331	$574	$1,271
Buffalo Micro Cap Fund	$154	$477	$824	$1,802
Buffalo Mid Cap Fund	$104	$325	$563	$1,248
Buffalo Science & Technology Fund	$105	$328	$569	$1,259
Buffalo Small Cap Fund	$103	$322	$558	$1,236
Buffalo USA Global Fund	$106	$331	$574	$1,271

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the Funds’ Statement of Additional Information, which can be obtained free of charge by contacting the Funds’ transfer agent at 1-800-49-BUFFALO (1-800-492-8332).

MANAGEMENT AND INVESTMENT ADVISOR

Kornitzer Capital Management, Inc. (“KCM” or the “Advisor”) is the manager and investment advisor for each of the Buffalo Funds. KCM was founded in 1989. In addition to managing and advising the Buffalo Funds, it provides investment advisory services to a broad variety of individual, corporate and other institutional clients. As manager, KCM provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management and supervision; fees of the custodian, independent auditors and legal counsel; fees and expenses of officers, directors and other personnel; rent; shareholder services; and other items incidental to corporate administration. KCM is located at 5420 West 61st Place, Shawnee Mission, KS 66205. As compensation for KCM’s services, each Fund (except the Buffalo Micro Cap Fund) pays KCM a fee each month at the annual rate of 1.00% of each Fund’s average daily net assets (1.45% for the Buffalo Micro Cap Fund).

Operating expenses not required in the normal operation of the Funds are payable by the Funds. These expenses include taxes, interest, governmental charges and fees, including registration of the Funds with the Securities and Exchange Commission and the various states, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings. A discussion regarding the Board of Directors/Trustees’ basis for approving the Funds’ investment advisory agreements is included in the Funds’ annual report to shareholders for the fiscal year ended March 31, 2006.

Portfolio Managers

The Buffalo Funds are managed by a team of eight portfolio managers supported by an experienced investment analysis and research staff. The portfolio managers are responsible for the day-to-day management of their respective Funds as indicated below.

John Kornitzer. Mr. Kornitzer is the president and chief investment officer of KCM, and has over 36 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding KCM in 1989. Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania. Mr. Kornitzer is the lead portfolio manager of the Buffalo Balanced Fund.

Kent Gasaway, CFA, Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 23 years of research and management experience. Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the Buffalo High Yield Fund. He also serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Robert Male, CFA, Portfolio Manager. Mr. Male joined KCM in 1997 and has more than 18 years of investment research experience. Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University. Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Grant P. Sarris, CFA, Portfolio Manager. Mr. Sarris joined KCM in 2003 and has more than 14 years of investment research experience. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002. Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

William Kornitzer, CFA, Portfolio Manager. Mr. Kornitzer worked for KCM as a research analyst from 1997-2000 and rejoined the firm in 2004 as a co-portfolio manager of the Buffalo Large Cap and Buffalo USA Global Funds. He was previously an executive director and portfolio manager at USAA Investment Management Company from 2000-2004. Mr. Kornitzer received his MBA from Drexel University and his B.S. in Finance from Virginia Tech. Mr. Kornitzer has over 14 years of investment experience.

Elizabeth Jones, MD, CFA, Portfolio Manager and Research Analyst. Ms. Jones joined KCM in 2003. She was previously a research analyst with Bank of America Capital Management from 2002-2003. She pursued her M.B.A. from Arizona State University from 2000-2002. She was a practicing M.D. for over 8 years from 1992-2000. Ms. Jones received a B.S. from Georgetown University, an M.D. from Vanderbilt University, and an M.B.A. from Arizona State University. Ms. Jones serves as co-portfolio manager of the Buffalo Science & Technology Fund. She has more than 3 years of investment experience and 11 years of healthcare industry experience.

Dave Carlsen, CFA, Portfolio Manager and Research Analyst. Mr. Carlsen joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst for technology at Strong Capital Management, Inc. in Milwaukee from 2000-2004, and also worked for Northern Capital Management Inc. from 1992-2000. Mr. Carlsen received a B.S. in finance and investments from the University of Wisconsin. Mr. Carlsen serves as co-portfolio manager of the Buffalo Science & Technology Fund and has over 14 years of investment experience.

Clay Brethour, CFA, Portfolio Manager and Research Analyst. Mr. Brethour joined KCM in 2000. He previously was an equity research analyst with Security Management Group from 1999-2000 and a research analyst with Dain Rauscher Wessels from 1992-1999. Mr. Brethour holds a B.S. in Business-Finance from Kansas State University. Mr. Brethour serves as co-portfolio manager of the Buffalo Science & Technology Fund and has over 14 years of investment experience.

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and their ownership of securities in the Buffalo Funds.

Quasar Distributors, LLC serves as principal underwriter and U.S. Bancorp Fund Services, LLC serves as transfer agent to the Funds. Quasar Distributors, LLC is located at 615 East Michigan Street, Milwaukee, WI 53202. U.S. Bancorp Fund Services, LLC is located at 615 East Michigan Street, Milwaukee, WI 53202. Until May 1, 2003, Jones & Babson, Inc., Kansas City, Missouri, served as the Buffalo Funds’ principal underwriter.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or at least since inception). Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been derived from the Funds’ financial statements, which have been audited by Ernst & Young LLP and which are included in the annual report. The Buffalo Funds’ annual report is available at no charge upon request.

Buffalo Balanced Fund

Condensed data for a share of capital stock outstanding throughout the year.	Years Ended March 31,
	2006	2005	2004	2003	2002(1)
Net asset value, beginning of year	$9.98	$9.38	$7.27	$ 9.27	$ 8.97

Income from investment operations:
Net investment income	0.30	0.29	0.29	0.20	0.33
Net gains (losses) on securities
(both realized and unrealized)	0.81	0.62	2.12	(1.99)	0.23
Total from investment operations	1.11	0.91	2.41	(1.79)	0.56

Less dividends from net investment income	(0.30)	(0.31)	(0.30)	(0.21)	(0.26)

Paid-in capital from redemption fees	-- (2)	-- (2)	--	--	--

Net asset value, end of year	$ 10.79	$ 9.98	$ 9.38	$ 7.27	$ 9.27

Total return	11.23%	9.75%	33.50%	(19.32%)	6.48%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$150,228	$143,041	$ 77,275	$ 18,050	$ 22,869
Ratio of expenses to average net assets	1.03%	1.03%	1.05%	1.10%	1.08%
Ratio of net investment income to average net
assets	2.89%	3.13%	3.47%	2.60%	2.71%
Portfolio turnover rate	18%	30%	32%	45%	12%
(1) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than ½ of a cent, increase net realized and unrealized gains and losses per share by less than ½ of a cent, and the ratio of net investment income to average net assets per share was unchanged. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Less than $0.01 per share.

Buffalo High Yield Fund

Condensed data for a share of capital stock outstanding throughout the year.	Years Ended March 31,
	2006	2005	2004	2003	2002(1)
Net asset value, beginning of year	$11.13	$11.24	$ 9.86	$ 9.87	$ 10.24

Income from investment operations:
Net investment income	0.58	0.42	0.43	0.55	0.73
Net gains (losses) on securities
(both realized and unrealized)	0.16	(0.09)	1.37	0.01	(0.34)
Total from investment operations	0.74	0.33	1.80	0.56	0.39

Less dividends from net investment income	(0.65)	(0.44)	(0.43)	(0.57)	(0.76)

Paid-in capital from redemption fees	-- (2)	-- (2)	0.01	--	--

Net asset value, end of year	$11.22	$11.13	$ 11.24	$ 9.86	$ 9.87

Total return	6.82%	2.96%	18.56%	5.95%	3.95%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$211,577	$304,746	$324,123	$143,008	$69,857
Ratio of expenses to average net assets	1.02%	1.02%	1.03%	1.03%	1.04%
Ratio of net investment income to average net
assets	5.03%	3.71%	3.89%	6.24%	7.63%
Portfolio turnover rate	28%	45%	51%	33%	36%
(1) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the period ended March 31, 2002 was to decrease net investment income per share by less than ½ of a cent, increase net realized and unrealized gains and losses per share by less than ½ of a cent, and decrease the ratio of net investment income to average net assets from 7.73% to 7.63%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(2) Less than $0.01 per share.

Buffalo Large Cap Fund

Condensed data for a share of capital stock outstanding throughout the year.	Years Ended March 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of year	$17.81	$17.57	$ 12.57	$ 18.14	$ 17.99

Income from investment operations:
Net investment income (loss)	0.03	0.12	0.01	0.03	(0.03)
Net gains (losses) on securities
(both realized and unrealized)	1.73	0.15	5.02	(5.60)	0.39
Total from investment operations	1.76	0.27	5.03	(5.57)	0.36

Less distributions:
Dividends from net investment income	(0.12)	(0.03)	(0.03)	--	(0.01)
Distributions from capital gains	--	--	--	--	(0.20)
Total distributions	(0.12)	(0.03)	(0.03)	--	(0.21)

Paid-in capital from redemption fees	--(1)	--(1)	--	--	--

Net asset value, end of year	$19.45	$17.81	$ 17.57	$ 12.57	$ 18.14

Total return	9.95%	1.52%	40.05%	(30.71%)	2.06%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$54,248	$56,299	$57,657	$35,664	$53,708
Ratio of expenses to average net assets	1.04%	1.05%	1.04%	1.06%	1.06%
Ratio of net investment income (loss) to average
net assets	0.16%	0.64%	0.10%	0.21%	(0.17%)
Portfolio turnover rate	40%	17%	41%	16%	7%

(1) Less than $0.01 per share.

Buffalo Micro Cap Fund

Condensed data for a share of capital stock outstanding throughout the period.	Year Ended March 31, 2006	For The Period From May 21, 2004 (commencement of operations) to March 31, 2005

Net asset value, beginning of period	$ 10.62	$ 10.00

Income from investment operations:
Net investment loss	(0.12)	(0.07)
Net gains on securities
(both realized and unrealized)	3.03	0.66
Total from investment operations	2.91	0.59

Less distributions from capital gains	(0.05)	---

Paid-in capital from redemption fees	--(1)	0.03

Net asset value, end of period	$13.48	$10.62

Total return*	27.48%	6.20%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$61,190	$39,327
Ratio of expenses to average net assets**	1.51%	1.58%
Ratio of net investment loss to average net assets**	(1.09%)	(1.14%)
Portfolio turnover rate*	50%	28%
*Not annualized for periods less than one full year
**Annualized for periods less than one full year
(1) Less than $0.01 per share.

Buffalo Mid Cap Fund

	6	5	4	3	For The Period From December 17, 2001
Condensed data for a share of capital stock outstanding throughout the period.	Years Ended March 31,				(commencement of operations) to
	2006	2005	2004	2003	March 31, 2002

Net asset value, beginning of period	$12.54	$12.43	$7.54	$10.12	$ 10.00

Income from investment operations:
Net investment loss	(0.02)	(0.04)	(0.04)	(0.04)	(0.01)
Net gains (losses) on securities
(both realized and unrealized)	3.17	0.31	4.93	(2.54)	0.13
Total from investment operations	3.15	0.27	4.89	(2.58)	0.12

Less distributions from capital gains	(0.23)	(0.16)	--	--	--

Paid-in capital from redemption fees	--(1)	--(1)	--	--	--

Net asset value, end of period	$15.46	$12.54	$12.43	$7.54	$ 10.12

Total return*	25.21%	2.15%	64.85%	(25.49%)	1.20%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$344,206	$170,880	$112,070	$39,193	$ 31,755
Ratio of expenses to average net assets**	1.02%	1.03%	1.03%	1.10%	1.16%
Ratio of net investment loss to average net
assets**	(0.21%)	(0.39%)	(0.48%)	(0.59%)	(0.71%)
Portfolio turnover rate*	19%	21%	24%	8%	3%
*Not annualized for periods less than one full year
**Annualized for periods less than one full year
(1) Less than $0.01 per share.

Buffalo Science & Technology Fund

					For The Period FromApril 16, 2001 commencement
Condensed data for a share of capital stock outstanding throughout the period.	Years Ended March 31,				of operations) to March 31,

	20066	20055	20044	20033	2002

Net asset value, beginning of period	$10.73	$11.04	$ 6.01	$ 10.18	$ 10.00

Income from investment operations:
Net investment loss	(0.04)	(0.02)	(0.04)	(0.05)	(0.05)
Net gains (losses) on securities
(both realized and unrealized)	3.04	(0.29)	5.07	(4.12)	0.23
Total from investment operations	3.00	(0.31)	5.03	(4.17)	0.18

Less distributions from capital gains	(0.05)	--	--	--	--

Paid-in capital from redemption fees	--(1)	--(1)	--	--	--

Net asset value, end of period	$13.68	$10.73	$11.04	$ 6.01	$ 10.18

Total return*	27.96%	(2.81%)	83.69%	(40.96%)	1.80%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$111,331	$62,690	$34,924	$14,537	$18,512
Ratio of expenses to average net assets**	1.03%	1.05%	1.03%	1.23%	1.17%
Ratio of net investment loss to average net
assets**	(0.40%)	(0.24%)	(0.55%)	(0.73%)	(0.77%)
Portfolio turnover rate*	46%	25%	38%	26%	4%
*Not annualized for periods less than one full year
**Annualized for periods less than one full year
(1) Less than $0.01 per share.

Buffalo Small Cap Fund

Condensed data for a share of capital stock outstanding throughout the year.		Years Ended March 31,

	2006	2005	2004	2003	2002
Net asset value, beginning of year	$26.30	$25.70	$ 13.79	$ 21.08	$ 14.97

Income from investment operations:
Net investment loss	(0.11)	(0.07)	(0.10)	(0.10)	(0.03)
Net gains (losses) on securities
(both realized and unrealized)	5.63	1.56	12.21	(7.16)	6.17
Total from investment operations	5.52	1.49	12.11	(7.26)	6.14

Less distributions:
Dividends from net investment income	--	(0.02)	--	--	--
Distributions from capital gains	(3.11)	(0.87)	(0.20)	(0.03)	(0.03)
Total distributions	(3.11)	(0.89)	(0.20)	(0.03)	(0.03)

Paid-in capital from redemption fees	--(1)	--(1)	--	--	--

Net asset value, end of year	$28.71	$26.30	$ 25.70	$ 13.79	$ 21.08

Total return	22.46%	5.75%	88.07%	(34.49%)	41.04%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$2,116,173	$1,845,847	$1,704,869	$685,634	$1,285,143
Ratio of expenses to average net assets	1.01%	1.01%	1.01%	1.02%	1.01%
Ratio of net investment loss to average net
assets	(0.42%)	(0.28%)	(0.53%)	(0.55%)	(0.44%)
Portfolio turnover rate	27%	35%	22%	24%	6%

(1) Less than $0.01 per share.

Buffalo USA Global Fund

Condensed data for a share of capital stock outstanding throughout the year.		Years Ended March 31,

	2006	2005	2004	2003	2002
Net asset value, beginning of year	$18.82	$19.18	$ 13.04	$18.84	$ 17.48

Income from investment operations:
Net investment income (loss)	0.05	0.12	0.02	(0.01)	(0.06)
Net gains (losses) on securities
(both realized and unrealized)	2.59	(0.37)	6.12	(5.79)	1.42
Total from investment operations	2.64	(0.25)	6.14	(5.80)	1.36

Less dividends from net investment income	(0.07)	(0.11)	--	--	--

Paid-in capital from redemption fees	--(1)	--(1)	--	--	--

Net asset value, end of year	$21.39	$18.82	$ 19.18	$13.04	$ 18.84
Total return	14.05%	(1.30%)	47.11%	(30.79%)	7.78%

Ratios/Supplemental Data:
Net assets, end of year (in thousands)	$73,113	$73,977	$79,192	$60,735	$72,579
Ratio of expenses to average net assets	1.04%	1.04%	1.03%	1.04%	1.05%
Ratio of net investment income (loss) to average net
assets	0.23%	0.67%	0.14%	(0.10%)	(0.39%)
Portfolio turnover rate	11%	33%	21%	7%	6%

(1) Less than $0.01 per share.

HOW TO PURCHASE SHARES

No Load Funds

There are no sales commissions or Rule 12b-1 distribution fees charged on investments in the Funds.

How to Buy Shares

To make an initial purchase, your purchase order must be received by the Funds in “good order.” “Good order” means that your purchase includes (1) a completed account application or investment stub, (2) the dollar amount of shares to be purchased, and (3) a check payable to U.S. Bank, N.A., which indicates your investment in a Fund (see chart on page 37 for details on making investments in the Funds). In general, you may purchase shares of the Funds as indicated below.

•	By phone, Internet, mail or wire;
•	Through Automatic Monthly Investments;
•	Through exchanges from another Buffalo Fund; and,
•	Cashier’s checks under $10,000, money orders, third party checks, credit card checks, Treasury checks, traveler’s checks or starter checks will not be accepted as payment.

Minimum Initial Investment

•	$2,500 for regular accounts, unless opened via an exchange;
•	$1,000 for exchanges from another Buffalo Fund;
•	$250 for IRA and Uniform Transfer/Gifts to Minors Accounts; or,
•	$100 initial purchase for any account when an Automatic Monthly Investment Plan is established for at least $100 per month.

Minimum Additional Investment

•	$100 by phone, Internet or mail;
•	$100 by wire;
•	$100 for Automatic Monthly Investments (“ACH”); and,
•	$100 for exchanges from another Buffalo Fund.

Automatic Monthly Investments

Automatic Monthly Investments are processed in an agreed amount each month that is debited through an ACH transaction from a shareholder’s pre-identified bank account.

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for regular shareholder accounts, unless opened via an exchange. If your account falls below a minimum due to redemptions and not market action, the Funds may ask you to increase the account size back to the minimum. If you do not bring the account up to the minimum amount within 60 days after the Funds contact you, the Funds may close the account and send your money to you or begin charging you a fee for falling below the minimum account size.

HOW TO REDEEM SHARES

You may withdraw proceeds from your account at any time subject to the “Timing of Requests” provisions, below. There is no minimum limit for withdrawal via telephone or letter, but the most you can redeem by telephone is $25,000, provided that you have previously registered for this service. Redemption requests by mail must be received by the Funds in “good order.” For redemption requests, “good order” means that (1) your request should be in writing, indicating the number of shares or dollar amount to be redeemed, (2) the request properly identifies your account number, (3) the request is signed by you and any other person listed as an account owner exactly as the shares are registered, and, if applicable (4) the signatures on the request are guaranteed. Amounts over $25,000 must be made in writing and be signature guaranteed. Additionally, signature guarantees are required when any of the following are true:

•	You request redemption proceeds that are being sent to a different payee, bank, or address than that which the Funds have on file;
•	You request a redemption to the address of record within 15 days of changing that address;
•	You are changing the account registration or sending proceeds to a Buffalo account with a different registration.

For further instructions about signature guarantees, see the “Signature Guarantees” section on page 33.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold Federal Income tax. Generally, redemption requests failing to indicate such a withholding election will be subject to 10% withholding. Please refer to your IRA Disclosure statement for more information.

SHAREHOLDER SERVICES

The following services are also available to shareholders. Please call 1-800-49-BUFFALO (1-800-492-8332) for more information.

•	Uniform Transfers/Gifts to Minors Accounts.
•	Transfer on Death (“TOD”) Accounts.
•	Accounts for corporations, partnerships and retirement plans.
•	Traditional IRA accounts.
•	Roth IRA accounts.
•	Coverdell Education Savings Accounts.
•	Simplified Employee Pensions (“SEPs”).

HOW SHARE PRICE IS DETERMINED

Shares of each Fund are purchased or redeemed at their net asset value per share next calculated after your purchase order and payment or redemption order is received in “good order” by the Funds. In the case of certain authorized financial intermediaries, such as broker-dealers, fund supermarkets, retirement plan record-keepers or other financial institutions, that have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the net asset value per share next effective after receipt by such intermediary, consistent with applicable laws and regulations. Other intermediaries may set cut-off times for the receipt of orders that are earlier than the Funds’.

A Fund’s net asset value is calculated by subtracting from the Fund’s total assets any liabilities and then dividing this amount by the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time), on days when the Funds are open for business. The Funds are generally closed on weekends, days when the New York Stock Exchange ("NYSE") is not open for unrestricted trading and certain national holidays as disclosed in the SAI.

Each security owned by a Fund that is listed on a securities exchange (including ADRs) is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, a Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. Fund securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the applicable Buffalo Fund’s Board. Under these fair value procedures the authority to determine estimates of fair value has been delegated to a valuation committee consisting of members of the Funds’ Advisor and administrator. These fair value procedures are used by the valuation committee to price a security when corporate events, events in the securities market or world events cause the Funds’ management to believe that a security’s last sale price may not reflect its actual market value. In addition, the fair value procedures are used by the valuation committee to price thinly traded securities (such as junk bonds and small- or micro-cap securities) when the Funds’ management believes that the last sale price may not accurately reflect the securities’ market value. By using fair value pricing procedures, the goal is to ensure that the Funds are accurately priced. The effects of using fair value pricing are that the value derived may only best reflect the value as determined, and the real value may vary higher or lower. To the extent that the valuation committee determines the fair market value of a security, it is possible that the fair market value determined by the committee will not exactly match the market price of the security when the security is sold by a Fund.

DISTRIBUTIONS AND TAXES

So long as each Fund continues to qualify to be taxed as a regulated investment company, it generally will pay no federal income tax on the income and gains it distributes to you. The Buffalo Balanced and Buffalo High Yield Funds pay distributions from net investment income quarterly, usually in March, June, September and December. The Buffalo Large Cap, Buffalo Mid Cap, Buffalo Science & Technology, Buffalo Small Cap and Buffalo USA Global Funds pay distributions from net investment income semi-annually, usually in June and December. The Buffalo Micro Cap Fund pays distributions from net investment income annually, usually in December. Distributions from net capital gains realized on the sale of securities will be declared by each of the Buffalo Balanced, Buffalo Mid Cap, Micro Cap and Small Cap Funds annually on or before December 31 and by each of the Buffalo High Yield, Buffalo Large Cap, Buffalo Science & Technology and Buffalo USA Global Funds semi-annually, usually in June and December. The Funds reserve the right to pay distributions from net investment income and net capital gains more frequently, if necessary to reduce or eliminate federal income or excise tax. However, no assurances can be given that distributions will be sufficient to eliminate all taxes. There are no fees or sales charges on reinvestments. If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the applicable Fund’s current net asset value, and to reinvest all subsequent distributions.

The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gain distribution. If you invest in a Fund shortly before the ex-dividend date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution. This is known as “buying a dividend.”

Tax Considerations - In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by certain Funds may be qualified dividend income eligible for taxation by individual shareholders as long-term capital gain rates, provided certain holding period requirements are met.

If you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the redemption of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid for calendar years through 2010.

When you sell, redeem or exchange your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Buffalo Fund is the same as a redemption.

Fund distributions and gains from the sale, redemption or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

In its initial year of operations, the Buffalo Small Cap Fund failed to qualify as a regulated investment company (“RIC”) under Code Section 851(b)(3)(B). As such, the Fund may be subject to federal income tax for the securities it purchased during the period that it failed to qualify as a RIC. As of March 31, 2006, the remaining potential income tax liability for the Fund is approximately $40,000.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Buffalo Funds cannot process a transaction request unless it is properly completed as described in this section. To avoid delays, please call the Funds if you have any questions about these policies. The Buffalo Funds reserve the right to cancel or change these transaction policies at any time with or without notice.

If you wish to purchase (or redeem) shares of a Buffalo Fund through a broker, a fee may be charged by that broker. You may also contact the Buffalo Funds directly to purchase and redeem shares of the Funds without this fee. In addition, you may be subject to other policies or restrictions of the broker, such as a higher minimum account value.

Purchases--The Buffalo Funds may reject purchase orders when they are not received by the Funds in “good order” or when it is in the best interest of the Funds and its shareholders to do so. If your check or automated clearinghouse (“ACH”) does not clear, you will be charged a fee of $25.

Please note that the Buffalo Micro Cap and Buffalo Small Cap Funds are currently closed to purchases through broker dealers. The Advisor believes that closing these Funds to these distribution channels is the best way to ensure these Funds can best achieve their investment objectives. These Funds may open to purchases by broker dealers in the future if, in consultation with the Advisor, the Funds’ Board of Directors/Trustees deems it is in a Fund’s best interests to do so. If a Fund opens to purchases by broker dealers in the future, allocations to individual purchasers may be limited to a certain dollar size. These Funds are currently open to direct investments, investments by existing shareholders and to 401(k) plans. However, these channels could close in the future if the Advisor determines it is in the best interests of shareholders.

Redemptions--The Buffalo Funds try to send proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in “good order” and accepted. But the Funds reserve the right, under certain circumstances, to delay the payment of redemption proceeds up to seven days (as allowed by applicable law).

The Funds cannot accept requests that contain special conditions or effective dates, and the Funds may request additional documentation to ensure that a request is genuine. Under certain circumstances, the Funds may pay you proceeds in the form of portfolio securities owned by the Buffalo Fund from which you are redeeming shares. If you receive securities instead of cash, you will incur brokerage costs when converting the securities into cash and will bear any market risk until such securities are converted. Additionally, if the Funds redeem their securities in this manner, you will realize a capital gain or loss for federal income tax purposes on each security so redeemed.

If you request a redemption within 12 days of purchase, the Funds will delay sending your proceeds until unconditional payment has been collected. This may take up to 12 days from the date of purchase. For your protection, if your account address has been changed within the last 15 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations as permitted by federal law.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

Redemption Fee — If shares of the Buffalo High Yield, Buffalo Micro Cap or Buffalo Small Cap Funds are sold, redeemed or exchanged within 180 days of their purchase, or if shares of the Buffalo Balanced, Buffalo Large Cap, Buffalo Mid Cap, Buffalo Science & Technology or Buffalo USA Global Funds are sold or exchanged within 60 days of their purchase, a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed. The Fund will employ the "first in, first out" method to calculate the 60-day or 180-day holding period.

The redemption fee does not apply to:

(1) shares purchased through reinvested distributions (dividends and capital gains);

(2) shares held through 401(k) or other employer-sponsored retirement plans. However, the redemption fee  does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts;

(3) shares sold or exchanged under systematic redemptions or exchanges;

(4) shares sold following the death or disability of a shareholder. The disability,  determination of disability and subsequent sale must have occurred during the period the fee applied; and

(5) shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 ½ and other required distributions from retirement accounts.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Fund or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund incurs brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

Fund shareholders are subject to this 2.00% short-term trading redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank, or an investment advisor. Currently, the Funds are limited in their ability to ensure that the redemption fee is imposed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies or is not able to impose or collect the fee, or omits to collect the fee at the time of redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know whether a redemption fee is applicable or the identity of the customer(s) who should pay the redemption fee.

The Funds reserve the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Funds and to the extent permitted or required by applicable law.

Market Timing and Frequent Trading - While the Funds provide shareholders with daily liquidity, the Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Funds, including but not limited to market timing. Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Funds and their shareholders. The Funds do not allow market timing or accommodate market timers and have policies and procedures to that end.

Frequent purchases and redemptions of a Fund’s shares may present certain risks for a Fund and its shareholders. These risks include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of a Fund’s portfolio, negatively impairing a Fund’s performance and increased brokerage and administrative costs for all shareholders, including long-term shareholders who do not generate these costs. A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Funds’ Board has adopted policies and procedures to prevent excessive short-term trading and market timing, under which the Funds will refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer. The Funds may refuse or cancel purchase orders (within one business day of purchase) for any reason, without prior notice, particularly purchase orders that the Funds believe are made by or on behalf of market timers. You will be considered a market timer if you have (i) requested a redemption of Fund shares within 90 days of an earlier purchase (or exchange) request, (ii) make investments of large amounts of $1 million or more followed by a redemption (or exchange) request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern.

The Funds have implemented trade activity monitoring procedures to discourage and prevent market timing or excessive short-term trading in the Funds. For purposes of applying these procedures, the Funds may consider, among other things, an investor’s trading history in the Funds, and accounts under common ownership, influence or control. Under these procedures, the Funds or their agents monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent enforcement of the policy. If, as a result of this monitoring, the Funds or their agents believe that a shareholder has engaged in excessive short-term trading, the Fund will refuse to process purchases or exchanges in the shareholder’s account.

For direct (networked) accounts where transaction information can readily be accessed, the Funds, the Advisor or its agent will monitor transaction activity. Where transactions are placed through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors (“Intermediaries”), the ability to monitor trades from the underlying shareholders is severely limited. Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. In addition, some Intermediaries may be unable, or unwilling, to abide by any Fund-imposed trading or exchange restrictions. The Funds, the Advisor or their agents will seek to utilize web-based and other tools made available by such intermediaries to provide transparency to screen for excessive short-term trading. If, as a result of the monitoring, the Funds or their agents believe that a shareholder has engaged in excessive short-term trading, the Funds will request the financial intermediary to restrict the account from further purchases or exchanges.

The Funds have also implemented fair value pricing procedures designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, do not result in the dilution of shareholder interests or other harm to shareholders, and help to deter market timing activity. For more information on fair value pricing by the Funds, please see the section entitled “How Share Price is Determined” above.

The shares of the Funds are not subject to any contingent deferred sales charge, but do impose a redemption fee, as described above, to discourage frequent trading. However, the Funds hold stocks and other investments that generally are domestic, highly liquid securities, such that the Funds generally do not make an attractive target for predatory trading or arbitrage efforts.

Although the policy is designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these procedures involves judgments that are inherently subjective. The Advisor and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

Exemptions to the Funds’ policy defining someone as a market timer may only be granted by the Funds’ Chief Compliance Officer upon good reason and exigent circumstances as demonstrated by the individual. Exigent circumstances may be deemed as an unforeseen need for funds or a pattern of typically investing $1 million or more. Any waiver of the policies on market timing will not be permitted if it would harm a Fund or its shareholders or subordinate the interest of the Fund or the shareholders. Any waiver of prohibitions on market timing made by the Chief Compliance Officer must be reported to the Funds’ Board at the next quarterly Board meeting.

Payments to Financial Intermediaries- -The Advisor and/or the Distributor may pay additional compensation (at their own expense and not as an expense of the Funds) to certain brokers, dealers or other financial intermediaries (“financial intermediaries”) in connection with the sale or retention of Fund shares and/or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support. You should ask your financial intermediary for more details about any such payment it receives.

Closure of the Fund--The Advisor retains the right to close any Buffalo Fund or partially close any Fund if it is determined to be in the best interest of shareholders. The Buffalo Micro Cap Fund intends to close to all new investors at approximately $250 million of assets. Based on market and Fund conditions, the Advisor may decide to close the Funds to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.

Signature Guarantees--Generally signature guarantees will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature from a notary public is not a signature guarantee. For your protection, the Funds require a guaranteed signature if you request:

•	A redemption check sent to a different payee, bank or address than that which the Funds have on file;
•	A redemption check mailed to an address that has been changed within the last 15 days;
•	Any redemption in excess of $25,000;
•	When adding or changing telephone redemption to an existing account;
•	When adding or changing automated bank instructions on an account; and,
•	A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities--Persons who want to purchase or redeem shares of a Buffalo Fund on behalf of a corporation, in a fiduciary capacity, or in any other representative or nominee capacity must provide the Funds with appropriate documentation establishing their authority to act. The Funds cannot process requests until all required documents have been provided. Please call the Funds if there are questions about what documentation is required.

Exchanges to Another Fund-- The minimum exchange amount required to establish a new Buffalo Fund account is $1,000. After your accounts are established, exchanges may be made in amounts of $100 or more. You must also keep a minimum balance in the amount of $1,000 in your account, unless you wish to close that account. You must also keep a minimum balance in the account of the Fund out of which you are exchanging shares, unless you wish to close that account. The names and registrations on both accounts must be identical. Your shares must have been held in an open account for 15 days or more, and the Funds must have received full payment before an exchange will be processed. You should review the prospectus of the Buffalo Fund in which you are investing. All Shareholders who have selected this option on their account application are able to perform exchanges by telephone.

Telephone/Internet Services--During periods of increased market activity, you may have difficulty reaching the Funds by telephone. If this happens, contact the Buffalo Funds by mail or by accessing the Funds' web site at www.buffalofunds.com on the World Wide Web. The Funds may refuse a telephone request, including a request to redeem shares of a Fund. The Funds will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed neither the Funds nor any person or entity that provides services to the Buffalo Funds will be liable for any losses due to unauthorized or fraudulent instructions. The Funds reserve the right to limit the frequency or the amount of telephone redemption requests.

Shareholder Information--To help lower the impact of operating costs, the Funds attempt to eliminate mailing duplicate documents to the same address. When two or more Buffalo Fund shareholders have the same last name and address, the Funds may send only one Prospectus, annual report, semiannual report, general information statement or proxy to that address rather than mailing separate documents to each shareholder. Shareholders may opt out of this single mailing at any time by calling the Buffalo Funds, 1-800-49-BUFFALO (1-800-492-8332), and requesting the additional copies of Fund documents.

Timing of Requests--Your price per share will be the net asset value (“NAV”) next computed after your request is received in good order by the Funds, their agents or an authorized financial intermediary. All requests received in good order before the close of regular trading on the NYSE (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day. Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Anti-Money Laundering Policy--In compliance with the USA PATRIOT Act of 2001, please note that the Funds’ transfer agent may verify certain information on your account application as part of the Funds’ Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify your identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. If the Funds do not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received. Please contact the Funds’ transfer agent at 1-800-492-8332 if you need additional assistance when completing your application.

PRIVACY POLICY

This Privacy Policy has been adopted by the Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Science & Technology Fund, Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Mid Cap Fund and Buffalo Micro Cap Fund (hereafter, the “Funds”). The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

This Privacy Policy has also been adopted by Kornitzer Capital Management, Inc. (“Kornitzer”) an investment adviser registered with the Securities and Exchange Commission that serves as the investment adviser and manager of the Funds.

The Funds and Kornitzer are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non-public personally identifiable information (“Personal Information”) about you. Some of this is information you provide and some is obtained from other sources. In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information. Please read the Privacy Policy carefully. It has information about our policies for the collection, use, disclosure, and protection of your Personal Information. If you have any questions, you can obtain additional information from the following:

Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-492-8332
www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy. As methods of doing business change, we reflect any applicable changes in our Privacy Policy. If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION
We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below. These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?
Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you. The Personal Information we collect will vary depending upon the product or service you select. The following is a general list of the Personal Information. Not all of the Personal Information will be collected every time you do business with us.

Personal Information
•	Name
•	Address
•	Birthdate
•	Phone number
•	Social Security number
•	Mother’s maiden name
•	E-mail address
•	Product-Related Personal Information
•	Product Activity History (things you have done with your mutual funds such as deposits, transfers, redemptions, etc.)

GENERAL PRIVACY PROCESSES
How do we collect Personal Information?

We use a variety of methods to collect Personal Information. We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions. We also collect Personal Information from our web site and through other electronic means. We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution. In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf. This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us. If we do not share the Personal Information, we cannot provide you the product or service you requested. In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with 1) legal processes, 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public, 3) as part of inspections or examinations conducted by our regulatory agencies and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution. In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate. Examples of this are to: members of your family; registered investment advisers, attorneys and CPAs who you have retained to advise you in a transaction; persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes. We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review. Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available. If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records. If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

CONDUCTING BUSINESS WITH THE BUFFALO FUNDS

BY PHONE OR INTERNET	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT	HOW TO SELL SHARES	HOW TO EXCHANGE SHARES
1-800-49-BUFFALO
(1-800-492-8332)

www.buffalofunds.com

You must authorize each type of transaction on your account application or on the appropriate form. If you call, the Funds’ representative may request personal identification and tape-record the call.

If you already have a Buffalo Fund account, you may open an account in another Buffalo Fund via exchange ($1,000 minimum). The names and registrations on the accounts must be identical.
You may make additional investments ($100 minimum) by telephone/on-line. After the Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and the participating banks.

You may withdraw any amount up to $25,000 by telephone/on-line, provided that you have registered for this service previously. The Funds will send money only to the address of record, via ACH or by wire.

You may exchange existing shares ($1,000 minimum exchange) for shares in another Buffalo Fund. The shares being exchanged must be identical registered accounts and have been held in an open account for 15 days or more.

BY MAIL
All Purchases and Redemptions:
Regular Mail
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Registered/Overnight Mail:
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207

Complete and sign the application that accompanies this Prospectus. Your initial investment must meet the account minimum requirement. Make your check payable to Buffalo Funds. and be sure to indicate the name of the Fund in which you are investing.
Make your check ($100 minimum) payable to Buffalo Funds and mail it to the Funds. Always identify your account number or include the detachable investment stub (from your confirmation statement).
In a letter, include the genuine signature of each registered owner (exactly as registered and guaranteed as described on pages 28 and 33), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. The Funds will send money only to the address of record, via ACH or by wire.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($100 minimum) and the name of the Buffalo Fund into which the money is being transferred.

BY WIRE
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C#112-952-137
Further Credit: (Name of specific Buffalo Fund)
(Shareholder name and account number)

First, contact the Funds by phone to make arrangements with a telephone representative to send in your completed application via facsimile. Within 24 hours of receipt of the faxed application, a telephone representative will provide you with an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you are given. Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV. Mail your original application to the Buffalo Funds.

Wire share purchases ($100 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares. In order to obtain wiring instructions, and to ensure proper credit, please notify the Funds prior to sending a wire purchase order.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $15 fee is charged. If your written request is received before 4:00 P.M. (Eastern Time) the Funds will normally wire the money on the following business day. If the Funds receive your written request after 4:00 P.M. (Eastern Time), the Funds will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.
Not applicable.
THROUGH AUTOMATIC TRANSACTION PLANS
You must authorize each type of automatic transaction on your account application or complete an authorization form, which you can obtain from the Funds by request. All registered owners must sign.	Not applicable.
Automatic Monthly Investment:

You may authorize automatic monthly investments in a constant dollar amount ($100 minimum) from your checking account. The Funds will draft your checking account on the same day each month in the amount you authorize via ACH. In order to participate in the Automatic Monthly Investment Plan, your bank must be a member of the ACH system.

Systematic Redemption Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. The Funds will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Systematic Exchanges:

You may authorize systematic exchanges from your account ($100 minimum to an existing Buffalo Account and $1,000 to a new Buffalo account) to another Buffalo Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

BUFFALO FUNDS

Additional Information

The Statement of Additional Information (“SAI”) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds’ annual and semi-annual reports to shareholders contain additional information about each of the Buffalo Fund’s investments and are incorporated herein by reference. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year.

You may obtain a free copy of these documents by calling, writing or e-mailing the Funds as shown below. You also may call the toll-free number given below to request other information about the Funds and to make shareholder inquiries. These documents are also available on-line at the Funds’ Internet site listed below.

You may review and copy the SAI, annual and semi-annual reports and other information about the Funds by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, DC (202-551-8090) or by accessing the EDGAR database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by sending an e-mail request to publicinfo@sec.gov.

Investment Company Act file numbers

	811-8364	Balanced Fund
	811-8898	High Yield Fund
	811-8900	Large Cap Fund
[BUFFALO FUNDS LOGO]	811-10303	Micro Cap Fund
	811-10303	Mid Cap Fund
1-800-49-BUFFALO	811-10303	Science &
(1-800-492-8332)		Technology Fund
www.buffalofunds.com	811-8509	Small Cap Fund
	811-8896	USA Global Fund

PART B

BUFFALO BALANCED FUND, INC.
BUFFALO HIGH YIELD FUND, INC.
BUFFALO LARGE CAP FUND, INC.
BUFFALO MICRO CAP FUND
(a series of Buffalo Funds)
BUFFALO MID CAP FUND
(a series of Buffalo Funds)
BUFFALO SCIENCE & TECHNOLOGY FUND
(a series of Buffalo Funds)
BUFFALO SMALL CAP FUND, INC.
BUFFALO USA GLOBAL FUND, INC.

STATEMENT OF ADDITIONAL INFORMATION

July 28, 2006

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Funds’ current Prospectus, dated July 28, 2006. Certain information from the Funds’ Annual Report to Shareholders is incorporated by reference into this Statement of Additional Information. To obtain the Prospectus or the most recent Annual or Semi-Annual Report to shareholders, free of charge, please call the Funds toll-free at 1-800-49-BUFFALO (1-800-492-8332).

INTRODUCTION

This Statement of Additional Information (“SAI”) supplements the Buffalo Funds’ Prospectus, dated July 28, 2006. This SAI provides additional information concerning the organization, operation and management of the Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund, Buffalo Small Cap Fund, Inc., and Buffalo USA Global Fund, Inc. (collectively, the “Buffalo Funds” or the “Fund(s)”).

All of the Buffalo Funds are classified as open-end, management investment companies (or series thereof) under the Investment Company Act of 1940, as amended (the “1940 Act”), and all of the Funds qualify as diversified under the 1940 Act and the Federal tax laws. This means that the Funds allow shareholders to buy and sell shares at any time, as described in the Funds’ Prospectus and in this SAI, and that the assets of the Funds are invested in a diversified portfolio of securities--qualifying the Funds for pass-through tax treatment.

Kornitzer Capital Management, Inc. serves as each Fund’s manager and investment advisor (“KCM” or the “Advisor”). KCM is responsible for the overall management of each of the Funds and makes the Funds’ day-to-day investment decisions.

INFORMATION ABOUT THE FUNDS' INVESTMENTS

The objectives, strategies and policies discussed in this SAI and in the Funds’ Prospectus generally apply when a Fund makes an investment. If a percentage or other restriction is met at the time of initial investment, except with respect to borrowings and holdings in illiquid securities, a Fund is usually not required to sell a security or other investment because circumstances change and the security or other investment no longer meets one or more of a Fund’s restrictions. If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation. Likewise, in the event that a Fund’s holdings in illiquid securities exceeds its limitations due to market factors, a Fund will make such adjustments necessary to reduce its holdings in such securities to comply with its limitations.

With regard to the Buffalo Balanced, Buffalo High Yield, Buffalo Large Cap, Buffalo Small Cap and Buffalo USA Global Funds, unless stated otherwise, the objectives, strategies and policies described in this SAI and the Prospectus may not be changed without approval of a majority of the applicable Fund’s outstanding shares. With regard to the Buffalo Micro Cap, Buffalo Mid Cap and the Buffalo Science & Technology Funds, a change in investment objectives, strategies or policies does not require shareholder approval.

Below you will find descriptions of each Fund’s principal investment objective and strategies. Following the Fund descriptions, you will find a more detailed description of the Funds’ investments and their associated risks, with the Funds’ principal investment strategies and policies listed first, followed by additional investment strategies and policies used by the Funds to achieve their investment objective.

DESCRIPTION OF THE FUNDS

Buffalo Balanced Fund--seeks, as a primary objective, long-term capital growth and, as a secondary objective, high current income. The Fund intends to achieve its primary objective by investing primarily in domestic common stocks and by investing secondarily in convertible debt securities and convertible preferred stocks. The Fund intends to achieve its secondary objective, high current income, by investing in corporate bonds, government bonds, mortgage-backed securities, convertible debt securities, preferred stocks and convertible preferred stocks. The Fund will often invest in higher yielding, high-risk debt securities. The Advisor generally expects that these debt securities will be rated below investment grade by the major rating agencies. The Fund typically invests at least 25% of its net assets in equity securities and at least 25% of its net assets in debt securities, although the Advisor may deviate from this combination when it believes that doing so is in the best interest of the Fund’s shareholders.

The Advisor expects that the majority of common stocks purchased for the Fund will be of large-capitalization (“large-cap”) companies. This Fund considers large-cap companies to be those with market capitalization in excess of $10 billion at the time of initial purchase.

The Fund retains the freedom to invest up to 75% of its net assets in corporate debt securities, convertible debt securities, preferred stocks and convertible preferred stocks, including higher yielding, high-risk debt securities. High-risk debt securities are those rated below BBB by Standard & Poor’s Ratings Group (“S&P”) or Baa by Moody’s Investors Service, Inc. (“Moody’s”) and are commonly called “junk bonds”. Yields on such bonds may fluctuate significantly, and, therefore, achievement of the Fund’s investment objectives may be more dependent on the Advisor’s credit analysis ability than it would be for investments in higher rated bonds.

The Fund will not purchase a debt security that is rated less than Caa/CCC by Moody’s or S&P, respectively, and will only purchase an unrated debt security if the Advisor believes that the security is of at least B quality. Rated debt securities, which are downgraded to below B quality and unrated debt securities, which the Advisor believes have fallen below B quality, will be sold at the Advisor’s discretion, subject to a limitation that the Fund may not hold more than 20% of its net assets in debt securities that are rated less than B or that are unrated.

Buffalo High Yield Fund--primarily seeks high current income and secondarily seeks long-term capital growth. The Fund invests, under normal conditions, at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of higher yielding, high-risk debt securities (commonly known as “junk bonds”). The Fund also generally intends to invest a small percentage of its net assets in equity securities. The Fund will pursue its secondary investment objective, capital growth, through appreciation of the debt and equity securities that it holds. The proportion of the Fund’s net assets invested in debt and equity securities will change over time in accordance with the Advisor’s analysis of economic conditions and the underlying value of securities.

The Fund may invest up to 100% of its net assets in debt securities, including without limitation, corporate and convertible debt securities. The Fund may also purchase government debt securities, but will not invest directly in debt securities issued by foreign governments. The debt securities in which the Fund invests will typically be rated below investment grade by the major rating agencies, which places greater importance on the Advisor’s credit analysis ability than investing in higher rated debt securities. The Fund may also invest in preferred stocks and convertible preferred stocks.

The Fund may purchase and invest up to 20% of its net assets in debt securities that are rated less than B, by Moody’s or S&P, or in unrated debt securities of similar quality, based on the Advisor’s fundamental analysis of the issuer and of rated bonds issued by similar issuers. Rated debt securities, which are downgraded to below B quality after purchase, and unrated debt securities, which the Advisor believes have fallen below B quality after purchase, are not subject to this limitation, and such securities will be sold at the Advisor’s discretion. The lowest rated debt security that the Fund will hold is D quality (defaulted securities). Although the Fund will not purchase D quality debt securities, the Fund may continue to hold these securities and will sell them at the Advisor’s discretion.

The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities. However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years and that the average maturity of all securities that the Fund holds at any given time will be ten years or less.

If the Advisor believes that a full or partial temporary defensive position is necessary, due to present or anticipated market or economic conditions, the Advisor may take any one or more of the following steps to protect the Fund’s assets: (1) shorten the average maturity of the Fund’s debt securities, (2) hold more or all cash or cash equivalents and (3) emphasize investment in higher grade debt securities. If the Advisor implements a defensive position, the Fund's yield may decline and the Fund may not achieve its investment objectives.

Buffalo Large Cap Fund--seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets (plus any borrowings made for investment purposes) in domestic common stocks and other equity securities of large-cap companies. As a non-fundamental policy, the Fund considers a company to be a large-cap company if, at time of purchase by the Fund, it has a market capitalization of $10 billion or greater. The Fund’s non-fundamental policy regarding the definition of large-cap companies can be changed without shareholder approval. The Advisor seeks dividend income as a secondary consideration in its stock selection process. The Fund will normally invest in a broad array of domestic common stocks that are diversified in terms of companies and industries.

Buffalo Micro Cap Fund--seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets (plus any borrowings made for investment purposes) in domestic common stocks and other equity securities (including preferred stocks and convertible preferred stocks) of micro-capitalization (“micro-cap”) companies. The Fund considers a company to be a micro-cap company if, at time of purchase by the Fund, it has a market capitalization equal to or less than the greater of (1) $600 million, or (2) the median capitalization of companies in the Russell 2000 Index. The capitalization of companies within the Russell 2000 Index changes due to market conditions and changes in the composition of the Russell 2000 Index. The Fund’s non-fundamental policy regarding the definition of micro-cap companies can be changed without shareholder approval. The Fund will normally invest in a broad array of securities and other investments that are diversified in terms of companies and industries.

Buffalo Mid Cap Fund--seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets (plus any borrowings made for investment purposes) in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of medium-capitalization (“mid-cap”) companies. The Fund considers a company to be a mid-cap company if, at time of purchase by the Fund, it has a market capitalization between $1.5 billion and $10 billion. The Fund’s non-fundamental policy regarding the definition of mid-cap companies can be changed without shareholder approval. The Fund will normally invest in a broad array of securities that are diversified in terms of companies and industries.

Buffalo Science & Technology Fund--seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets (plus any borrowings made for investment purposes) in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of companies expected to benefit from the development, advancement and use of science and technology. The Fund’s principal investment strategy is to select stocks that the Advisor believes have prospects for above-average earnings growth based on intensive fundamental research. Holdings can range from small companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development of the advance. Some of the industries in which the Fund may invest include: electronics, including hardware, software and components; communications; E-commerce; information services; media; life sciences and healthcare; environmental services; chemicals and synthetic materials; and defense and aerospace.

Buffalo Small Cap Fund--seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets (plus any borrowings made for investment purposes) in domestic common stocks and other equity securities (including convertible preferred stocks and warrants) of smaller, or “small-cap,” companies. The Fund considers a company to be a small-cap company if, at the time of initial purchase, it has a market capitalization of up to $1 billion or is in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trading on the NASDAQ system. The Fund’s non-fundamental policy regarding the definition of small-cap companies can be changed without shareholder approval. Based on current market conditions, the current target is issuers with individual market capitalization of $2 billion or less at the time of purchase. The Fund will normally invest in a broad array of securities that are diversified in terms of companies and industries.

Buffalo USA Global Fund--seeks long-term capital growth by investing, under normal conditions, at least 80% of its net assets (plus any borrowings made for investment purposes) in the common stocks of U.S. companies that have substantial international operations. The Fund considers a U.S. company to have substantial international operations if the company receives more than 40% of its revenue or pre-tax income from sales or operations outside of the United States The Fund will diversify its investment in these U.S. companies so that the Fund is exposed to the markets of at least three different foreign countries. The Fund’s Advisor measures the 40% minimums in income or revenue from international operations by looking at each respective company’s most recent completed quarter of business or its most recently completed fiscal year as of the time that the Fund makes its initial purchase of the company’s securities. The Advisor seeks to invest in the common stocks of companies that appear to have above-average potential for appreciation; income is a secondary consideration.

PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS.

Common Stock. All of the Buffalo Funds may invest in the domestic common stock of companies. The purchaser of common stock receives an ownership interest in a company and usually certain voting rights with regard to that company. The owner of common stock may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners. Owners of common stock may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as they are traded in the public securities markets. But common stocks, and stock markets generally, can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Other Equity Securities. To the extent that any of the Buffalo Funds purchase equity securities, other than common stocks, including preferred stocks, convertible preferred stocks and warrants, they will be exposed to the following benefits and risks.

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Preferred stockholders typically receive greater dividends, but may receive less appreciation than common stockholders and may have greater voting rights as well.

A convertible preferred stock is a preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. Convertible preferred stock provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. Convertible preferred stock tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible preferred stock also tends to increase as the market value of the underlying stock rises, and tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, convertible preferred stock is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

Convertible preferred stock is usually issued either by an operating company or by an investment bank. When issued by an operating company, convertible preferred stock tends to be senior to common stock, but subordinate to other types of debt securities issued by that company. When convertible preferred stock issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible stock. If, however, the parity price, which is the price at which the common stock underlying the convertible stock may be obtained, of the convertible stock is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock. When convertible preferred stock is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

In addition, the issuer of the convertible preferred stock may be important in determining the security’s true value. This is because the holder of the convertible preferred stock will have recourse only to the issuer. Convertible preferred stock may also be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. Convertible preferred stock is treated like a preferred stock for a Fund’s financial reporting, credit rating and investment limitation purposes.

A warrant allows the holder to purchase a security at a fixed price during a preset time period. The value of a warrant will increase, if the market value of a particular security increases after the warrant is purchased. If the market value of the security decreases after the warrant is purchased or if the term of the warrant expires before it is exercised, the holder of the warrant will incur a loss. Warrants do not provide the holder the right to receive dividends or the right to vote.

Large-Cap Companies. The Buffalo Large Cap Fund and, to the extent that they purchase such securities, the other Buffalo Funds, will be exposed to the benefits and risks of investing in the securities of larger companies. Large-cap companies may be more stable than newer, smaller companies, and securities of larger companies tend to be regularly traded. Large-cap companies, however, may be unable to respond quickly to new competitive challenges. Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Companies. The Buffalo Mid Cap Fund and, to the extent that they purchase such securities, the other Buffalo Funds, will be exposed to the benefits and risks of investing in the securities of mid-cap companies. Mid-cap companies may have more potential for growth than larger companies, but mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies. Mid-cap company securities also may be bought and sold less often and in smaller amounts than larger company securities. If a Fund wants to sell a large quantity of a mid-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

Small-Cap Companies. The Buffalo Small Cap Fund, Micro-Cap Fund and, to the extent that they purchase such securities, the other Buffalo Funds, will be exposed to the benefits and risks of investing in the securities of small-cap companies. Smaller, less seasoned companies may have more potential for greater and rapid growth, but investing in small-cap companies may also involve greater risk than investing in larger companies. Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies. Small-cap company stocks also tend to be bought and sold less often and in smaller amounts than larger company stocks. If a Fund wants to sell a large quantity of a small-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

Micro-Cap Companies. The Buffalo Micro Cap Fund, Buffalo Small Cap Fund and Buffalo Science & Technology Fund will be exposed to the benefits and risks of investing in the securities of micro-cap companies. Small, less seasoned companies have more potential for rapid growth. They also often involve greater risk than larger companies. Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and will be more vulnerable to adverse business or economic developments in the market as a whole. In addition, many of these companies may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of the investment in the company. The securities of micro-cap companies, therefore, tend to be more volatile than the securities of larger, more established companies. Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities. If the Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the Advisor might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Debt Securities. The Buffalo Balanced Fund and the Buffalo High Yield Fund and, to the extent that they purchase such securities, the other Buffalo Funds, will be exposed to the benefits and risks of investing in debt securities. A debt security represents a loan of money by the purchaser of the security to the issuer. A debt security typically has a fixed payment schedule that obligates the issuer to pay interest to the lender and to return the lender’s money over a certain period of time. Companies typically make payments on their debt securities before they declare and pay dividends to holders of their equity securities. Bonds, notes, debentures and commercial paper are types of debt securities. Each of these differs in the length of the issuer’s payment schedule, with commercial paper having the shortest payment schedule. Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer, and a lower rating usually indicates higher risk.

The yields and principal values of debt securities fluctuate. Generally, values of debt securities change inversely with interest rates. That is, as interest rates go up, the values of debt securities tend to go down and vice versa. These fluctuations tend to increase as a bond’s maturity increases such that a longer-term bond will increase or decrease more for a given change in interest rates than a shorter-term bond.

A convertible debt security is a debt obligation that may be converted in a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible debt security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight debt security, a convertible debt security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, however, the value of a convertible debt security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

A convertible debt security is usually issued either by an operating company or by an investment bank. When issued by an operating company, convertible debt tends to be senior to common stock, but subordinate to other types of debt securities issued by that company. When a convertible debt security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. If, however, the parity price, which is the price at which the common stock underlying the convertible debt security may be obtained, of the convertible debt security is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock. When a convertible debt security is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

In addition, the issuer of a convertible debt security may be important in determining the security’s true value. This is because the holder of a convertible debt security will have recourse only to the issuer. A convertible debt security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. The Advisor uses the same criteria to rate a convertible debt security as it uses to rate a more conventional debt security.

The Buffalo Balanced Fund and the Buffalo High Yield Fund purchase debt securities, as previously described in this SAI. Consistent with their investment objectives, strategies and policies, the remaining Buffalo Funds may purchase debt securities that, at the time of initial purchase, are rated A or higher by Moody’s or S&P or that are unrated, if the Advisor determines that the debt security is of comparable quality. Rated debt securities, which are downgraded below A after being purchased, and unrated debt securities, which the Advisor believes have fallen below that level after being purchased, will be sold at the Advisor’s discretion. Each of the Buffalo Funds may also purchase debt securities, as stated in this SAI’s Cash Management description, even though such an investment is not consistent with a Fund’s objectives or its other strategies or policies.

High Yield Debt Securities. The Buffalo Balanced and Buffalo High Yield Funds invest in higher yielding, high-risk debt securities, often referred to as junk bonds. These lower-grade debt instruments generally offer higher yields than other debt securities. They can also carry a greater risk of default, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected by the default. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that adversely affects their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing, and any of these factors could lead to a default.

The market prices of lower-grade debt securities are generally less sensitive to interest rate changes than higher rated investments but are more sensitive to adverse economic or political conditions and negative, individual issuer developments. Lower-grade debt securities may also have less liquid markets than higher rated debt securities, and their liquidity may be more heavily impacted by adverse economic, political or issuer conditions. Negative publicity or investor perceptions, as well as new or proposed laws, may also have a significant impact on the market for these debt securities.

Credit quality of lower-grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular higher yielding, high-risk debt security. For these reasons, the Advisor uses its own independent and ongoing review of credit quality in addition to the national rating organizations in selecting these debt securities for the Funds.

As mutual funds investing in debt securities, both of the Funds are subject primarily to interest rate, income and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, bond prices vary inversely with interest rates. When interest rates rise, bond prices generally fall. Conversely, when interest rates fall, bond prices generally rise. The change in price depends on several factors, including the bond’s maturity date. In general, bonds with longer maturities are more sensitive to interest rates than bonds with shorter maturities. The Funds are also subject to income risk, which is the potential for a decline in the respective Fund’s income due to falling market interest rates. In addition to interest rate and income risks, each Fund is subject to credit risk, which is the risk of non-payment of interest or principal when due. The credit risk of a Fund depends on the quality of its investments.

Asset-Backed Securities. The Buffalo Balanced Fund and the Buffalo High Yield Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, and other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees, which are generally provided by the issuer, senior-subordinated structures and over-collateralization. As with other debt securities, the value of asset-backed securities will fluctuate in response to changing interest rates and developments with the issuer and the general economy. In addition to risks presented by changes in interest rates, prepayments, early calls and defaults can reduce returns on asset-backed securities.

Mortgage-Backed Securities. The Buffalo Balanced Fund and the Buffalo High Yield Fund may invest in mortgage-backed securities. Mortgage-backed securities represent an ownership interest in a pool of mortgage loans originated by mortgage bankers, commercial banks, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments.

The market value of mortgage securities will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. While having less risk of a decline in value during periods of rapidly rising rates, mortgage securities may also have less potential for capital appreciation than other debt securities of comparable maturities as interest rates decline, due to the increased likelihood of mortgage prepayments. An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments, potentially reducing the security’s value and increasing its volatility. In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

International Investing. International investing allows a mutual fund the opportunity to avoid being exclusively tied to the performance of the U.S. economy and can expose a fund to growth in emerging markets. But international investing involves risks such as currency fluctuation and instability. None of the Buffalo Funds intend to invest directly in foreign securities or foreign currencies but, with the exception of the USA Global Fund, they may invest in U.S. dollar-denominated securities of foreign issuers traded in the United States, including, but not limited to, American Depositary Receipts (“ADRs”).

The Buffalo USA Global Fund gains international exposure, while attempting to limit its risks, by investing primarily in U.S. companies with substantial international operations. The Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Science & Technology Funds may also invest in U.S. companies with substantial international operations to a more limited degree, and, to the extent they do so, will be subject to the same risks. Although this investment style is not direct foreign investment, the U.S. companies in which these Funds normally invest will directly experience the risk of foreign operations in their day-to-day business.

Each of the other Buffalo Funds (except the Buffalo USA Global Fund) may gain international exposure by purchasing ADRs. ADRs are receipts typically issued by a U.S. bank or trust company that are denominated in U.S. Dollars, are publicly traded in the United States and represent ownership in underlying foreign securities. ADRs are subject to similar risks as are other types of foreign investments. Each of these Funds are authorized to invest up to 25% of its net assets in ADRs or in securities of foreign companies traded on U.S. stock exchanges, but each Fund presently expects to limit such investments to less than 10% of net assets.

Most ADRs are traded on a U.S. stock exchange and are either sponsored or unsponsored. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of an unsponsored ADR. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of such facility. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. Also, unsponsored ADRs tend to have a less liquid trading market than sponsored ADRs. ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar.

Investing in foreign companies, even indirectly through ADRs, may involve more risks than investing in U.S. companies. These risks can increase the potential for losses and may include: currency risks, such as adverse fluctuations in currency exchange rates; country risks, including political, social and economic instability, currency devaluation and policies that have the effect of limiting or restricting foreign investment or the movement of foreign assets; unusual trading practices; less government supervision; less publicly available information; limited trading markets; and greater volatility, among others. While ADRs do not involve the same direct currency and liquidity risks as securities denominated in a foreign currency, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADR with respect to the U.S. dollar.

Covered Call Options. Each of the Buffalo Funds are authorized to write, which means sell, covered call options on the securities in which a Fund invests and to enter into closing purchase transactions with respect to the options. A covered call option is an option where a Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities. A closing purchase transaction cancels out a Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option that the Fund has written.

Up to 25% of a Fund’s net assets may be subject to covered call options. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction.

Upon the termination of a Fund’s obligation under a covered call option, other than through exercise of the option, the Fund will realize a short-term capital gain or loss. If a Fund exercises an option and realizes a gain, the gain will be short-term or long-term depending on the period that the stock was held. Writing of covered call options creates a straddle that is potentially subject to the straddle rules, which result in a deferral of some losses for tax purposes.

NON-PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS.

Cash Management. Each of the Buffalo Funds may invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash. Such high-quality, short-term obligations include money market securities, money market mutual funds, commercial paper, bank certificates of deposit and repurchase agreements that are collateralized by government securities. These investments may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Advisor looks for suitable investment opportunities. There may also be times when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes. During such times, the Fund taking the defensive position will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

In pursuing cash management strategies, the Buffalo Funds apply the following criteria to their investments:

(1)
Certificates of deposit, bankers’ acceptances and other short-term obligations must be issued domestically by U..S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2)	Commercial paper will be limited to companies rated P-1 or higher by Moody’s or A-1 or higher by S&P, or if not rated by either Moody’s or S&P, a company’s commercial paper may be purchased, if the company has an outstanding bond issue rated Aa or higher by Moody’s or AA or higher by S&P;
(3)	The Funds will purchase only short-term debt securities that are non-convertible, that have one year or less remaining to maturity at the date of purchase, and that are rated Aa or higher by Moody’s or AA or higher by S&P; and,
(4)	The Funds will purchase only negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

The securities used for cash management can decrease in value. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of these securities generally declines.

Repurchase Agreements. Each of the Buffalo Funds may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements may be considered an acquisition of the underlying securities, provided the obligation of the seller to repurchase the securities from the Funds is “Collateralized Fully”, as that term is defined under the 1940 Act.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion, which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications as set from time to time by the Funds’ Board Members. The term to maturity of a repurchase agreement normally will be no longer than a few days.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is also possible that a Fund may not be able to perfect its interest in the underlying securities.

Illiquid Securities. The Funds may invest in illiquid securities, but these investments will not exceed more than 15% of a Fund’s net assets. The Funds consider a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the security.

Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the United States, but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility, which may result in a loss to the Fund.

Restricted Securities. The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the 1933 Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the Illiquid Securities section, provided that a determination is made that such securities have a readily available trading market. The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the 1933 Act (“4(2) Paper”). The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Funds’ Boards. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor and if, as a result of changed conditions, it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Temporary Defensive Position. The Funds generally hold some cash, short-term debt obligations, government securities, money market instruments or high quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes. During those times, a Fund will not be able to pursue its primary investment objective, and, instead, will focus on preserving its assets. Also, a temporary defensive strategy still has the potential to lose money.

Other Investment Companies. Each Fund may invest a portion of its assets in shares of other investment companies, including money market mutual funds, other mutual funds or Exchange-Traded Funds (“ETFs”). A Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. The Funds limit their investments in securities issued by other investment companies in accordance with the 1940 Act. Section 12(d)(1) of the 1940 Act precludes a Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by a Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.

If a Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when such Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by a Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, a Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company. Additionally, if a Fund has an investment policy of investing at least 80% of its assets in a particular type of security, such Fund will not include its investments in other investment companies for the purpose of such policy.

A Fund’s investment in other investment companies may consist of shares of ETFs. ETFs are derivative securities whose value tracks a well-known securities index or basket of securities. A Fund’s investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Fundamental Investment Restrictions.
The Boards of the Buffalo Funds have adopted the following investment restrictions as fundamental policies for each of the respective Buffalo Funds as stated below. These investment restrictions cannot be changed without the approval of a majority of the outstanding voting securities of the applicable Fund, which means, under the 1940 Act, the vote of (1) more than 50% of the outstanding voting securities of a Fund or (2) 67% or more of the voting securities of a Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at the meeting, whichever is less. Many of these investment restrictions recite the current legal or regulatory requirements. When the legal or regulatory requirements change, a Fund’s applicable investment restrictions may also be modified to reflect the new legal or regulatory requirements without seeking shareholder approval, so long as any such modification is consistent with a Fund’s investment objective, strategies and policies.

Buffalo Balanced, Buffalo High Yield, Buffalo Large Cap and Buffalo USA Global Funds. These four Buffalo Funds will not:

(1)
As to 75% of their respective total assets, purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2)	Engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions in securities secured by physical commodities) or futures contracts;
(3)	Underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);
(4)	Make loans to any of its officers, directors or employees, or to its manager, general distributor or officers or directors thereof;
(5)	Make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);
(6)	Invest in companies for the purpose of exercising control of management;
(7)	Purchase securities on margin, or sell securities short, except that a Fund may write covered call options;
(8)	Purchase shares of other investment companies except in the open market at ordinary broker’s commission or pursuant to a plan of merger or consolidation; and pursuant to the 1940 Act;
(9)	Invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors have not had at least three years of continuous operations;

(10)	Except for transactions in its shares or other securities through brokerage practices, which are considered normal and generally accepted under circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest;
(11)	Borrow or pledge its assets under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of a Fund shall have asset coverage of at least 3 to 1;
(12)	Make itself or its assets liable for the indebtedness of others;
(13)	Invest in securities which are assessable or involve unlimited liability;
(14)	Make investments that result in the concentration, as that term is defined by the 1940 Act, any rule or order thereunder or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry; this restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. Federal Government, or its agencies or instrumentalities; in applying this fundamental policy concerning industry concentration, investments in certain broader categories of companies will not be considered to be investments in the same industry; for example, technology companies will be divided according to their products and services so that hardware, software, information services and outsourcing, and telecommunications will each be considered separate industries; financial service companies will be classified according to the end users of their services so that automobile finance, bank finance and diversified finance will each be considered separate industries; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services so that gas, gas transmission, electric and telephone will each be considered separate industries; the SEC staff has taken the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the same industry or group of related industries; or, Purchase or retain securities of any company in which any Fund officer, director or the Advisor--its partners, officers or director--beneficially own more than 1/2 of 1% of such company’s securities, if all such persons owning more than 1/2 of 1% of such company’s securities, own in the aggregate more than 5% of the outstanding securities of such company.

Buffalo Small Cap Fund. The Buffalo Small Cap Fund will not:

(1)	As to 75% of its total assets, purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2)	Engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities) or futures contracts;
(3)	Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933);
(4)	Make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);
(5)	Purchase securities on margin, or sell securities short, except that the Fund may write covered call options;

(6)	Borrow or pledge its credit under normal circumstances, except up to 10% of its total assets (computed at the lower of fair market value or cost) temporarily for emergency or extraordinary purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of the 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; or,
(7)	Make investments that result in the concentration, as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry; this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Federal Government, or its agencies or instrumentalities; in applying this fundamental policy concerning industry concentration, investments in certain broader categories of companies will not be considered to be investments in the same industry; for example, technology companies will be divided according to their products and services so that hardware, software, information services and outsourcing, and telecommunications will each be considered separate industries; financial service companies will be classified according to the end users of their services so that automobile finance, bank finance and diversified finance will each be considered separate industries; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services so that gas, gas transmission, electric and telephone will each be considered separate industries. The SEC staff has taken the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the same industry or group of related industries.

Buffalo Micro Cap Fund. The Buffalo Micro Cap Fund will not:

(1)
As to 75% of its total assets, purchase the securities of any one issuer, except the United States government or other investment companies, if immediately after and as a result of such purchase (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer;

(2)	Engage in the purchase or sale of real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein), commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities), futures contracts or options thereon;
(3)	Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act);
(4)	Make loans to other persons, except by the purchase of debt obligations which are permitted under its investment strategies or policies (entry into a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities will not be deemed a loan for purposes of this investment restriction);
(5)	Purchase securities on margin, or sell securities short, except that the Fund may write covered call options;
(6)	Borrow or pledge its assets in an amount exceeding 10% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund’s borrowed amounts exceeding 10% of its assets (including the amount borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act. The Fund will not borrow for the purposes of leveraging its investments, but only for temporary or emergency purposes; or,
(7)	Make investments that result in the concentration, as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry; this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Federal Government, or its agencies or instrumentalities; in applying this fundamental policy concerning industry concentration, investments in certain broader categories of companies will not be considered to be investments in the same industry, for example: technology companies will be divided according to their products and services so that hardware, software, information services and outsourcing, and telecommunications will each be considered separate industries; financial service companies will be classified according to the end users of their services so that automobile finance, bank finance and diversified finance will each be considered separate industries; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services so that gas, gas transmission, electric and telephone will each be considered separate industries. The SEC staff has taken the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the same industry or group of related industries.

Buffalo Mid Cap and Buffalo Science & Technology Funds. Neither of these Buffalo Funds will:

(1)	As to 75% of their respective total assets, purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the Fund’s holdings in the securities of such issuer exceeds 5% of the value of the Fund’s total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2)	Make investments that result in the concentration, as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof, of its investments in the securities of issuers primarily engaged in the same industry; this restriction does not limit either Fund from investing in obligations issued or guaranteed by the U.S. Federal Government, or its agencies or instrumentalities; in applying this fundamental policy concerning industry concentration, investments in certain broader categories of companies will not be considered to be investments in the same industry; for example, technology companies will be divided according to their products and services so that hardware, software, information services and outsourcing, and telecommunications will each be considered separate industries; financial service companies will be classified according to the end users of their services so that automobile finance, bank finance and diversified finance will each be considered separate industries; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services so that gas, gas transmission, electric and telephone will each be considered separate industries; the SEC staff has taken the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the same industry or group of related industries;
(3)	Borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit; the regulatory limits allow either Fund to borrow up to 5% of its total assets for temporary purposes and to borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets; the effect of this provision is to allow either Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets, including those assets represented by the borrowing;
(4)	Underwrite the securities of other issuers, except that either Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;
(5)	Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent either Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;
(6)	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent either Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities; or,
(7)	Make loans, provided that this restriction does not prevent either Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.
In addition to the objectives, strategies and policies described in the Prospectus and this SAI and the fundamental investment restrictions described above, the Boards of the Buffalo Funds have adopted the following investment restrictions as non-fundamental policies for the respective Buffalo Funds. A Fund’s Board may change these non-fundamental investment restrictions without shareholder approval.

Buffalo Balanced, Buffalo High Yield, Buffalo Large Cap and Buffalo USA Global Funds. These four Buffalo Funds are permitted to invest in other investment companies on the open market, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof or without regard to such percentage limits in connection with a corporate event (meaning a merger, reorganization, consolidation or similar transaction). Current regulatory limits allow a Fund to invest, outside of a corporate event, up to 5% of its total assets in the securities of any one investment company, without owning more than 3% of any investment company or having more than 10% of its total assets in the securities of other investment companies. The Funds currently operate in accordance to the limit exemption provided by Section 12(d)(1)(F) of the 1940 Act. These Funds also may not operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds.

Buffalo Small Cap Fund. The Buffalo Small Cap Fund will not:

(1)	Invest in companies for the purpose of exercising control of management;
(2)	Purchase shares of other investment companies except in the open market at ordinary broker’s commission or pursuant to a plan of merger or consolidation;
(3)
Invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors have not had at least three years of continuous operations; or,

(4)
Except for transactions in its shares or other securities where such person is acting as broker and the brokerage fees and practices are considered normal and generally accepted under the circumstances existing at the time, enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest.

Buffalo Science & Technology Fund. The Buffalo Science & Technology Fund will not:

(1)
Invest in other investment companies, including open-end, closed-end or unregistered investment companies, outside of a corporate event (meaning a merger, reorganization, consolidation or similar transaction), beyond the current regulatory limits, which allow the Fund to invest up to 5% of the Fund’s total assets in the securities of any one investment company, without owning more than 3% of any investment company or having more than 10% of its total assets in the securities of other investment companies, or operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds; or,

(2)
Invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days, due to restricted trading, at approximately the value at which the Fund has valued the investment; or,

(3)	Borrow for the purpose of leveraging its investments; in this regard, the Fund will not purchase portfolio securities when borrowings exceed 5% of its total assets.

Buffalo Micro Cap Fund. The Buffalo Micro Cap Fund will not:

(1)	Invest in companies for the purpose of exercising control of management;
(2)
Except for transactions in its shares or other securities where such person is acting as broker and the brokerage fees and practices are considered normal and generally accepted under the circumstances existing at the time, enter into dealings with its officers or Trustees, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest;

(3)
Invest more than 15% of its net assets in illiquid securities. The Fund considers a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the security;

(4)
Make any changes in its investment policy of investing at least 80% of its net assets in equity securities of micro-cap companies without first providing the Fund’s shareholders with at least 60 days’ prior notice; or

(5)	Purchase additional securities when outstanding borrowings exceed 5% of the Fund’s total assets.

Buffalo Mid Cap Fund. The Buffalo Mid Cap Fund will not:

(1)
Invest in other investment companies, including open-end, closed-end or unregistered investment companies, outside of a corporate event (meaning a merger, reorganization, consolidation or similar transaction), beyond the current regulatory limits, which allow the Fund to invest up to 5% of the Fund’s total assets in the securities of any one investment company, without owning more than 3% of any investment company or having more than 10% of its total assets in the securities of other investment companies, or operate as a fund of funds that invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds; or,

(2)	Borrow for the purpose of leveraging its investments; in this regard, the Fund will not purchase portfolio securities when borrowings exceed 5% of its total assets.

PORTFOLIO TURNOVER.
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

The portfolio turnover rates for the Funds as of the fiscal years ended March 31, 2005 and 2006 were as follows:

Name of Fund	Portfolio Turnover

	2005	2006
Buffalo Balanced	30%	18%
Buffalo High Yield	45%	28%
Buffalo Large Cap	17%	40%
Buffalo Micro Cap*	28%	50%
Buffalo Mid Cap	21%	19%
Buffalo Science & Technology	25%	46%
Buffalo Small Cap	35%	27%
Buffalo USA Global	33%	11%
* The Buffalo Micro Cap Fund commenced operations on May 21, 2004.

FUND SECURITIES TRANSACTIONS

The Advisor makes the decisions about buying and selling securities for the Buffalo Funds. It selects brokers and dealers to execute securities transactions, allocates portfolio brokerage and principal business and negotiates commissions and prices for securities. In instances where securities are purchased on a commission basis, the Advisor seeks best execution of transactions at competitive and reasonable commission rates based on all circumstances related to the trade. The Funds paid the following brokerage commissions during the last three fiscal years:

Name of Fund	Fiscal Year Ended March 31, 2004	Fiscal Year Ended March 31, 2005	Fiscal Year Ended March 31, 2006
Buffalo Balanced	$24,193	$49,718	$35,752
Buffalo High Yield	$36,522	$126,007	$97,850
Buffalo Large Cap	$46,208	$36,740	$69,066
Buffalo Micro Cap*	N/A	$133,737	$167,067
Buffalo Mid Cap	$96,867	$213,631	$324,002
Buffalo Science & Technology	$44,380	$124,305	$216,783
Buffalo Small Cap	$1,135,669	$2,486,081	$2,199,297
Buffalo USA Global	$64,412	$88,229	$49,687
* Buffalo Micro Cap Fund commenced operations on May 21, 2004.

The level of brokerage commissions generated by a Fund is directly related to the number and the size of the buy and sell transactions into which the Fund enters. The frequency and size of these transactions are affected by various factors such as cash flows into and out of a Fund, the Advisor’s interpretation of the market or economic environment, etc.

The Funds believe it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker dealers who will provide quality executions at competitive rates. Broker dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The Funds may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds will not normally pay a higher commission rate to broker dealers providing benefits or services to it than it would pay to broker dealers who did not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities. Allocation is reviewed regularly by both the Funds’ Boards and the Advisor.

Although the Funds may place portfolio orders with qualified broker dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds’ shares for their clients, the Funds do not consider the sale of Fund shares as a factor when selecting broker-dealers to effect portfolio transactions.

Research services furnished by broker dealers may be useful to the Advisor in serving other clients, as well as the respective Buffalo Funds. Likewise, the Funds may benefit from research services obtained by the Advisor from the placement of its other clients’ portfolio brokerage.

When the Advisor, in its fiduciary capacity, believes it to be in the best interest of a Fund’s shareholders, a Fund may join with the Advisor’s other clients in acquiring or disposing of a security. Securities acquired or proceeds obtained will be equitably distributed among the Fund and the Advisor’s other clients participating in such a transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

The table below indicates the total amount of brokerage commissions paid by each Fund for research services for the fiscal year ended March 31, 2006. Research services were not necessarily a factor in the placement of brokerage business.

Fund Name	Commissions
Buffalo Balanced	$649
Buffalo High Yield	$25,094
Buffalo Large Cap	$12,246
Buffalo Micro Cap	$13,257
Buffalo Mid Cap	$36,756
Buffalo Science & Technology	$52,315
Buffalo Small Cap	$280,574
Buffalo USA Global	$14,924

The Buffalo Balanced Fund, and the Buffalo Micro Cap Fund own securities of their regular broker-dealers. As of the fiscal year ended March 31, 2006, the Funds owned the following dollar amounts of securities of each Fund’s regular broker-dealers:

Buffalo Balanced	Amounts
Citigroup Inc.	$2,361,500
Bank of America Corp.	$2,049,300
JP Morgan Chase & Co.	$1,041,000

Buffalo Micro Cap	Amounts
Thomas Weisel Partners Group, Inc.	$547,500

Additional Payments to Dealers and Financial Intermediaries. The Advisor and/or Distributor, out of their own resources and not out of Fund assets (i.e., without additional cost to the Funds or their shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund. Such payments and compensation are in addition to any service fees and other fees paid by the Fund to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. Revenue sharing arrangements are not financed by the Funds, and thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Funds’ prospectus.

Such additional cash payments may be made to brokers, dealers and other financial intermediaries that provide services to the Funds and/or investors in the Funds, including (without limitation) shareholder servicing, and marketing support These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, and finder’s fees that vary depending on the Fund and the dollar amount of shares sold. The level of payments made to a qualifying financial intermediary in any given year will vary. Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount. As of the date of this SAl, the maximum amount of additional compensation that the Advisor or Distributor is paying to any intermediary from its own assets is 0.40% of average daily net assets attributable to the financial intermediary.

These payments may provide an additional incentive to financial intermediaries to actively promote the Funds. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a particular Fund. Your financial intermediary may charge you additional fees and commissions. You should consult your dealer or financial intermediary for more details about any such payment it receives. As of the date of this SAl, the Advisor or Distributor may pay a more substantial amount of additional cash payments to the following firms in connection with the sale of Fund shares: Charles Schwab, Pershing LLC, Fidelity Brokerage Services, Inc., Nationwide Investment Services Corp., National Investor Services Corporation and Invesmart Securities, LLC.

Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with a Fund’s purchase or sale of portfolio securities, the Advisor does not consider a financial intermediary’s sale of shares of a Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Funds.

PURCHASING AND SELLING SHARES

Purchases.
Neither the Funds nor the entities that provide services to them (the “Fund Complex”) will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Funds cannot process transaction requests that are not completed properly. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Fund without these fees. Each order accepted will be fully invested in whole and fractional shares of the Funds, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in the account for the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in the account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, a customer will have a complete detailed history of the account that also provides necessary tax information. Annual statements are available from U.S. Bancorp Fund Services, LLC at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Fund in book form, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. The Funds will not issue share certificates.

The Fund Complex reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.

The Fund Complex reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has agreed to indemnify the Funds against losses resulting from the failure of investors to make payment. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation. To recover any such loss, the Fund Complex reserves the right to redeem shares owned/held by any purchaser whose order is canceled. A $25 return item charge, which will be paid from the redemption of additional shares, will also be incurred by the purchaser. The purchaser may also be prohibited from, or restricted in, placing further orders.

Sales (Redemptions).
The Fund Complex will not be responsible for the consequences of delays that are out of its immediate control, including delays in the banking or Federal Reserve wire systems. The Funds cannot process transaction requests that are not completed properly.

The Fund Complex may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund’s securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to “time the market” (see “Market Timers” below”) by purchasing and redeeming shares of a Fund on a regular basis; or (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Fund’s shareholders.

Redemption Fee - If shares of the Buffalo High Yield, Buffalo Micro Cap or Buffalo Small Cap Funds are sold or exchanged within 180 days of their purchase, or if shares of the Buffalo Balanced, Buffalo Large Cap, Buffalo Mid Cap, Buffalo Science & Technology or Buffalo USA Global Funds are sold or exchanged within 60 days of their purchase, a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed. The Fund will employ the “first in, first out” method to calculate the 60-day or 180-day holding period.

The redemption fee does not apply to:

(1) shares purchased through reinvested distributions (dividends and capital gains);

(2) shares held through 401(k) or other employer-sponsored retirement plans. However, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts;

(3) shares sold or exchanged under systematic redemptions or exchanges;

(4) shares sold following the death or disability of a shareholder. The disability, determination of disability and subsequent sale must have occurred during the period the fee applied; and

(5) shares sold in connection with mandatory withdrawals from traditional IRAs after age 70½ and other required distributions from retirement accounts.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Fund or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund incurs brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

Fund shareholders are subject to this 2.00% short-term trading redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank, or an investment advisor. Currently, the Funds are limited in their ability to ensure that the redemption fee is imposed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies or is not able to impose or collect the fee, or omits to collect the fee at the time of redemption, the Fund will not receive the redemption fees. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know whether a redemption fee is applicable or the identity of the customer(s) who should pay the redemption fee.

The Funds reserve the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Funds and to the extent permitted or required by applicable law.

The Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder will incur expenses converting the securities into cash and would bear any market risk until such securities are converted into cash.

Market Timers.
The Funds’ Board of Directors/Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. These policies are summarized below and are implemented in part, through the Funds’ redemption fee which is described in the Prospectus.

Frequent purchases and redemptions of a Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolios and increased brokerage and administrative costs. A Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Funds do not allow market timers. A Fund may refuse to sell shares to market timers and will take actions necessary to stop market timing activity, including closing any account to new purchases believed to be held by or for a market timer. You will be considered a market timer if you (i) have requested a redemption or exchange of Fund shares within 90 days of an earlier purchase or exchange request, (ii) make investments of large amounts followed by a redemption or exchange request shortly after the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

Anti-Money Laundering Program.
The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a government agency. In addition, pursuant to the Funds’ Customer Identification Program, the Funds’ Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

Net Asset Value.
The net asset value and offering price of shares of the Funds will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Funds do not expect to determine the net asset value of their shares on any day when the NYSE is not open for trading, days on which changes in the value of portfolio securities will not materially affect a Fund’s net asset value (“NAV”), days during which a Fund receives no purchase or redemption orders, customary holidays and days when the national securities exchanges are not open for unrestricted trading. The Funds do not compute their NAV on days when the New York Stock Exchange is closed or on the following customary holidays:

New Year’s Day Martin Luther King Jr. Day Presidents’ Day Good Friday Memorial Day Independence Day Labor Day Thanksgiving Day	January 1 Third Monday in January Third Monday in February Friday before Easter Last Monday in May July 4 First Monday in September Fourth Thursday in November

In valuing the Funds’ assets for calculating NAV, readily marketable portfolio securities listed on a national securities exchange (including ADRs) are valued at the last sale price on the business day as of which such value is being determined. Fund securities listed on the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price.

If no bid is quoted on such day, the security is valued by such method as the Board of Directors/Trustees of the Funds shall determine in good faith to reflect the security’s fair value. Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Directors/Trustees determined that amortized cost does not represent fair value. Cash and receivables will be valued at their face amounts. Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date. All other assets of the Funds are valued in such manner as the Board of Directors/Trustees in good faith deems appropriate to reflect their fair value.

The Funds have adopted fair valuation procedures for use in appropriate circumstances. If no price, or in KCM’s determination no price representing fair value, is provided for a security held by a Fund by an independent pricing agent, then the security shall be fair valued. The Board of Directors/Trustees has delegated to KCM the authority to provide fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the proposed valuations would impact a Fund’s NAV by more than a penny per share, then the Valuation Committee of the Board meets to determine an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

The net asset value per share of each Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	Net Asset Value per share
Shares Outstanding

An example of how each Fund calculated its net asset value per share as of March 31, 2006 is as follows:

Buffalo Balanced Fund

$150,228,427	=	$10.79
13,926,118

Buffalo High Yield Fund

$211,576,559	=	$11.22
18,853,081
Buffalo Large Cap Fund

$54,247,852	=	$19.45
2,789,497

Buffalo Micro Cap Fund

$61,190,344	=	$13.48
4,538,235

Buffalo Mid Cap Fund

$344,206,400	=	$15.46
22,270,763

Buffalo Science & Technology Fund

$111,331,499	=	$13.68
8,141,183

Buffalo Small Cap Fund

$2,116,173,328	=	$28.71
73,706,770

Buffalo USA Global Fund

$73,112,506	=	$21.39
3,418,456

ADDITIONAL PURCHASE AND REDEMPTION POLICIES.
The Funds reserve the right to:

(1)	Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders that invest through any of the Funds’ special investment programs;

(2)
Cancel or change the telephone investment service, the telephone exchange service, Internet service, the automatic monthly investment plan, systematic redemption plan or monthly exchange privilege without prior notice when doing so is in the best interest of a Fund and its shareholders;

(3)	Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days’ written notice to you;

(4)	Begin charging a fee for the telephone service and to cancel or change the service upon 60 days’ written notice to you;

(5)	Begin charging a fee for the systematic redemption plan upon 30 days’ written notice to you;

(6)
Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders; the Funds may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and

(7)
Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if a Fund has other reason to believe that this requirement would be in the best interest of its shareholders.

MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS.
Each Fund is governed by a Board of Directors or Board of Trustees (“Board of Directors”), who are responsible for protecting the interests of Fund shareholders under the laws of Maryland (or Delaware, with regard to the Trustees of the Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Science & Technology Funds). The Directors or Trustees (“Directors”) are experienced business persons, who meet throughout the year to oversee the Funds’ activities, review contractual arrangements with companies that provide services to the Funds, and to review performance. The officers of the Funds are responsible for supervising the Funds’ business operations, but the Funds are managed by the Advisor, KCM, subject to the supervision and control of the Directors.

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
INTERESTED DIRECTORS
Kent W. Gasaway[1] (46) 5420 West 61st Place Shawnee Mission, KS 66205	Director	Indefinite term and served since inception.	Senior Vice President/Portfolio Manager, Kornitzer Capital Management, Inc. (management company).	Eight	None
	President and Treasurer	One year term and served since May 2003.
Joseph C. Neuberger[1] (42) 615 E. Michigan Street, Milwaukee, WI 53202	Director	Indefinite term and served since May 2003.	Senior Vice President, U.S. Bancorp Fund Services, LLC (1994 - present)	Eight	Trustee, MUTUALS.com (an open-end investment company with two portfolios); Trustee, Trust for Professional Managers (an open-end investment company with five portfolios)
	Chairman	One year term and served since May 2003.
NON-INTERESTED DIRECTORS
Thomas S. Case (64) 515 Piney Creek Road Reno, NV 89511	Director	Indefinite term and served since inception.	Retired	Eight	None
Gene M. Betts (53) Embarq Corp. 5454 W. 110th Street Overland Park, KS 66211	Director	Indefinite term and served since February 2001.	Chief Financial Officer, Embarq Corp. (telecommunications company) August 2005-present; Senior Vice President and Treasurer, Sprint Corp. (telecommunications company) 1990-2005.	Eight	Director, Garmin Ltd (a global positioning equipment company)

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR	OTHER DIRECTORSHIPS HELD BY DIRECTOR
J. Gary Gradinger (62) Golden Star Inc. 400 East 10th Avenue North Kansas City, MO 64116	Director	Indefinite term and served since February 2001.	Chairman, President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products)	Eight	Director, MGP Ingredients, Inc.
Philip J. Kennedy (60) Department of Business Administration Penn State Shenango 147 Shenango Avenue Sharon, PA 16146	Director	Indefinite term and served since May 1995.
Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango; Associate Professor and Chair of Accounting, Business Administration and Entrepreneurship, Benedictine College; formerly Associate Professor, Slippery Rock University; Director, Great Plains Trust Company.
				Eight	None
OFFICERS
Rachel A. Spearo (26) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since February 2006.	Counsel, U.S. Bancorp Fund Services, LLC since September 2004.	N/A	N/A
Barry Koster (45) 5420 West 61st Place Shawnee Mission, KS 66205	Chief Compliance Officer	Indefinite term and served since October 2004
Chief Compliance Officer since October 2004 and Chief Financial Officer since May 2002, Kornitzer Capital Management, Inc. (management company); Senior Manager from 2001-2002, Mock & Dakan P.C.; Senior Manager from 1990-2001, KPMG LLP.
				N/A	N/A

1Each of these Directors may be deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act, as amended. Messrs. Neuberger and Gasaway are interested Directors due to their employment by U.S. Bancorp Fund Services, LLC and Kornitzer Capital Management, Inc., respectively. U.S. Bancorp Fund Services, LLC is the Funds’ Registered Transfer Agent and an affiliate of the Funds’ underwriter. Kornitzer Capital Management, Inc. is the Funds’ Advisor.

As of December 31, 2005, the Directors had the following interests in the Buffalo Funds’ securities:

NAME OF DIRECTOR/TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND		AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Joseph C. Neuberger	Balanced: High Yield: Large Cap: Micro Cap Mid Cap: Science & Tech: Small Cap: USA Global:	None None None None None None None None	None
Kent W. Gasaway	Balanced: High Yield: Large Cap: Micro Cap Mid Cap: Science & Tech: Small Cap: USA Global:	Above $100,000 Above $100,000 Above $100,000 Above $100,000 Above $100,000 Above $100,000 Above $100,000 Above $100,000	Above $100,000
Thomas S. Case	Balanced: High Yield: Large Cap: Micro Cap Mid Cap: Science & Tech: Small Cap: USA Global:	$1-$10,000 $1-$10,000 $1-$10,000 None None None None $1-$10,000	$10,001-$50,000
Gene M. Betts	Balanced: High Yield: Large Cap: Micro Cap: Mid Cap: Science & Tech: Small Cap: USA Global:	None $10,001-$50,000 None $10,001-$50,000 $10,001-$50,000 None None None	Above $100,000
J. Gary Gradinger	Balanced: High Yield: Large Cap: Micro Cap Mid Cap: Science & Tech: Small Cap: USA Global:	None None None $1-$10,000 $10,001-$50,000 $10,001-$50,000 $10,001-$50,000 None	Above $100,000
Philip J. Kennedy	Balanced: High Yield: Large Cap: Micro Cap Mid Cap: Science & Tech: Small Cap: USA Global:	Above $100,000 $1-$10,000 $1-$10,000 $1-$10,000 $10,001-$50,000 $1-$10,000 $10,001-$50,000 $1-$10,000	Above $100,000

AUDIT COMMITTEE.
The Funds have an Audit Committee, which assists the Funds’ Board in fulfilling its duties relating to each Fund’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board and the independent registered public accounting firm. The Audit Committee is comprised of Messrs. Case, Betts, Gradinger and Kennedy, the Funds’ Non-Interested Directors. The specific functions of the Audit Committee include recommending the engagement or retention of the independent registered public accounting firm, reviewing with the independent registered public accounting firm the plan and results of the auditing engagement, approving professional services provided by the independent registered public accounting firm prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent registered public accounting firm, reviewing the scope and results of the Funds’ procedures for internal auditing, and reviewing the Funds’ system of internal accounting controls. The Audit Committee met once during the last fiscal year.

COMPENSATION.
The Funds do not directly compensate any Director or Fund officer for their normal duties and services. Mr. Gasaway and Mr. Neuberger, who are interested Directors due to their employment with the Funds’ Advisor and U.S. Bancorp Fund Services, LLC, respectively, are compensated by those organizations and not by the Funds. U.S. Bancorp Fund Services, LLC pays the director fees from its share of the management fee that it receives from KCM. U.S. Bancorp Fund Services, LLC is an affiliate of the Funds’ underwriter.

Each Non-Interested Director receives an annual retainer of $6,000, plus $200 for each Fund Board meeting attended and $100 per Fund for telephone attendance. Each Fund Board generally meets four times each year. The following table shows the amount of fees paid by U.S. Bancorp Fund Services, LLC to each Non-Interested Director for the fiscal year ended March 31, 2006:

Name of Person, Position	Fees Paid on Behalf of All Buffalo Funds Complex (1)
Thomas S. Case, Director	$12,400
Gene M. Betts, Director	$12,400
J. Gary Gradinger, Director	$12,400
Philip J. Kennedy, Director	$12,400
1These figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended March 31, 2006.  The Fund Complex is currently comprised of six separate investment companies with each company’s Board comprised of the same Directors.

Reimbursements for out-of-pocket expenses are accrued and paid for by the Funds. As of March 31, 2006, the Funds had paid the following expenses for such reimbursements:

Fund Name	Expenses for Reimbursements
Buffalo Balanced	$780
Buffalo High Yield	$767
Buffalo Large Cap	$767
Buffalo Micro Cap	$767
Buffalo Mid Cap	$767
Buffalo Science & Technology	$767
Buffalo Small Cap	$767
Buffalo USA Global	$767

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Funds disclose a complete list of their portfolio holdings four times in each fiscal year, as of the end of each quarter. The lists appear in the Funds’ First Quarter, Semi-Annual, Third Quarter and Annual Reports to shareholders. The Funds file the lists with the SEC on Form N-CSR (second and fourth quarters) and Form N-Q (first and third quarters), and the Semi-Annual and Annual Reports to Shareholders are mailed to all shareholders of record. Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s web site at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

The Funds’ Board has approved ongoing arrangements with service providers, whereby portfolio holdings information is made available to such service providers. These service providers are U.S. Bancorp Fund Services, LLC, the fund administrator, fund accountant and transfer agent, U.S. Bank, NA, the fund custodian, Ernst & Young, LLP, the independent registered public accounting firm, and Stradley Ronon Stevens & Young, LLP, outside legal counsel. The Funds may also disclose holdings information to financial printers or proxy voting services. These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. The Funds may also disclose such information to state and federal regulators and government agencies, or as otherwise required by law or judicial process. No party receives compensation for disclosing holdings information and any disclosure must be authorized under the disclosure policy adopted by the Funds’ Board.

Additionally, the Funds may provide information regarding their portfolio holdings to shareholders, firms and institutions before their public disclosure is required or authorized as discussed above, provided that: (i) the recipient makes a specific request to the Fund for the information and the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved. Persons and entities unwilling to execute a confidentiality agreement that is acceptable to the Funds may only receive portfolio holdings information that has otherwise been publicly disclosed. Non-public portfolio holdings will not be disclosed to members of the media under any circumstance.

Exceptions to, or waivers of, the Funds’ policy on portfolio disclosures may only be made by the Funds’ Chief Compliance Officer and must be disclosed to the Funds’ Board of Directors at its next regularly scheduled quarterly meeting. The Board is also responsible for reviewing any potential conflict of interest between the interests of the Funds’ shareholders and a third party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination, and reviews the operation and effectiveness of the Funds’ portfolio disclosure policy on an annual basis.

INVESTMENT ADVISOR AND MANAGER.
Kornitzer Capital Management, Inc. (“KCM”) serves as the Funds’ investment advisor and manager. KCM is a federally registered investment advisory firm that was founded in 1989. At June 30, 2006, KCM managed approximately $4.8 billion in assets for mutual funds, corporations, pensions and individuals. In addition to serving as the Buffalo Funds’ investment advisor and manager, KCM serves as sub-advisor to the AFBA 5 Star Funds, a family of mutual funds sponsored by the Armed Forces Benefit Association with objectives and policies substantially similar to the Buffalo Funds.

KCM is a closely held corporation controlled by persons who are active in the management of the firm’s business. John C. Kornitzer is the majority stockholder of the firm and serves as the firm’s President and Chairman of KCM’s Board of Directors. Kent W. Gasaway, Robert Male, Susan McElwain and John C. Kornitzer each own more than 5% of the firm. Mr. Gasaway is affiliated with the Funds through his membership on the Funds’ Board.

KCM serves as investment advisor and manager of each Fund pursuant to a Management Agreement that requires KCM to provide or pay the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. KCM, provides business management and advisory services, and contracts with others to provide other needed services for the Funds. In this respect, KCM has entered into a Master Services Agreement with U.S. Bancorp Fund Services, LLC (“US Bancorp”) in Milwaukee Wisconsin, pursuant to which US Bancorp provides or obtains various operational services required by the Funds, pays various Fund expenses and acts as paying agent to compensate other Fund service providers. Some of the other Fund service providers are affiliates of US Bancorp.

As compensation for its services, each Fund (other than the Buffalo Micro Cap Fund) pays KCM a fee at the annual rate of one percent (1.00%) of each Fund’s average daily net assets. The Buffalo Micro Cap Fund pays KCM a fee at the annual rate of one and one forty-fifth of a percent (1.45%) of the Fund’s average daily net assets. KCM pays US Bancorp a fee of 45/100 of 1% (0.45%) of each Fund’s average daily net assets out of the fees KCM receives from the Funds. Both KCM’s and US Bancorp’s fees are computed daily and the Funds pay KCM’s fees monthly.

For the past three fiscal years, the following management fees were paid to KCM:
Name of Fund	Fiscal Year Ended March 31, 2004	Fiscal Year Ended March 31, 2005	Fiscal Year Ended March 31, 2006
Buffalo Balanced	$418,948	$1,197,142	$1,473,154
Buffalo High Yield	$2,281,831	$3,239,464	$2,529,370
Buffalo Large Cap	$488,406	$567,373	$573,479
Buffalo Micro Cap*	N/A	$321,664	$704,811
Buffalo Mid Cap	$685,192	$1,467,485	$2,297,722
Buffalo Science & Technology	$257,299	$549,098	$816,997
Buffalo Small Cap	$12,756,648	$17,634,875	$19,205,133
Buffalo USA Global	$745,365	$838,011	$759,051
* Buffalo Micro Cap Fund commenced operations on May 21, 2004.

PRINCIPAL UNDERWRITER.
Quasar Distributors, LLC (the “Distributor”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, a Delaware limited liability company, is the principal underwriter for the shares of the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers. The Distributor is an affiliate of US Bancorp.

CODE OF ETHICS.
The Funds, their Advisor and Distributor have each adopted a code of ethics, as required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by a Fund, subject to certain general restrictions and procedures. The codes of ethics are on file with the SEC.

CUSTODIAN.
U.S. Bank, N.A., 1555 N. RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212, is the Custodian of each Fund’s investments. The Custodian acts as each Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
The Funds’ financial statements are audited by an independent registered public accounting firm approved by the Directors each year, and in years in which an annual meeting is held the Directors may submit their selection of an independent registered public accounting firm to the shareholders for ratification. Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, is the Funds’ current independent registered public accounting firm.

ADMINISTRATOR.
KCM has retained U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, to provide various administrative and accounting services necessary for the operations of the Funds. Services provided by the Administrator include: facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of each Fund’s general ledger, the preparation of each Fund’s financial statements, the determination of the net asset value of each Fund’s assets and the declaration and payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports.

TRANSFER AGENT.
KCM has retained U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, to serve as the Transfer Agent for each Fund. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder’s account, answering shareholders’ inquiries concerning their accounts, processing purchase and redemptions of each Fund’s shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

Certain officers and Directors of the Buffalo Funds are also officers or Directors of KCM or US Bancorp.

PORTFOLIO MANAGER OF THE FUDNS

Buffalo Balanced Fund

John Kornitzer. Mr. Kornitzer is the president and chief investment officer of KCM, and has over 36 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding KCM in 1989. Mr. Kornitzer received his degree in Business Administration from St. Francis College in Pennsylvania. Mr. Kornitzer is the lead portfolio manager of the Buffalo Balanced Fund.

Other Accounts Managed by Portfolio Managers as of March 31, 2006

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
John Kornitzer	1	$76.4 million	5	$338.7 million	1,129	$670.7 million

Ownership of Securities in the Fund by Portfolio Manager as of March 31, 2006

Portfolio Manager	Dollar Range in Portfolio
John Kornitzer	Over $1,000,000

Buffalo High Yield Fund

Kent Gasaway, CFA, Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 23 years of research and management experience. Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the Buffalo High Yield Fund. He also serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Other Accounts Managed by Portfolio Manager as of March 31, 2006

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kent Gasaway	12	$3.1 billion	9	$370.7 million	151	$275.8 million

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2006

Portfolio Manager	Dollar Range in Portfolio
Kent Gasaway	$100,001 - $500,000

Buffalo Small Cap Fund

Kent Gasaway, CFA, Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 23 years of research and management experience. Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the Buffalo High Yield Fund. He also serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Robert Male, CFA, Portfolio Manager. Mr. Male joined KCM in 1997 and has more than 18 years of investment research experience. Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University. Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Grant P. Sarris, CFA, Portfolio Manager. Mr. Sarris joined KCM in 2003 and has more than 14 years of investment research experience. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002. Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Role/Relationship to others in Group: Equal role as manager and research analyst.

Other Accounts Managed by Portfolio Managers as of March 31, 2006

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kent Gasaway	12	$1.1 billion	9	$370.7 million	151	$275.8 million
Robert Male	10	$957.7 million	9	$370.7 million	46	$165.5 million
Grant Sarris	10	$957.7 million	9	$370.7 million	46	$165.5 million

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2006

Portfolio Manager	Dollar Range in Portfolio
Kent Gasaway	$100,001 - $500,000
Robert Male	$100,001 - $500,000
Grant Sarris	$100,001 - $500,000

Buffalo Mid Cap Fund

Kent Gasaway, CFA, Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 23 years of research and management experience. Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the Buffalo High Yield Fund. He also serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Robert Male, CFA, Portfolio Manager. Mr. Male joined KCM in 1997 and has more than 18 years of investment research experience. Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University. Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Grant P. Sarris, CFA, Portfolio Manager. Mr. Sarris joined KCM in 2003 and has more than 14 years of investment research experience. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002. Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Role/Relationship to others in Group: Equal role as manager and research analyst.

Other Accounts Managed by Portfolio Managers as of March 31, 2006

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kent Gasaway	12	$2.9 billion	9	$370.7 million	151	$275.8 million
Robert Male	10	$2.7 billion	9	$370.7 million	46	$165.5 million
Grant Sarris	10	$2.7 billion	9	$370.7 million	46	$165.5 million

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2006

Portfolio Manager	Dollar Range in Portfolio
Kent Gasaway	$100,001 - $500,000
Robert Male	$100,001 - $500,000
Grant Sarris	$100,001 - $500,000

Buffalo Micro Cap Fund

Kent Gasaway, CFA, Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 23 years of research and management experience. Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the Buffalo High Yield Fund. He also serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Robert Male, CFA, Portfolio Manager. Mr. Male joined KCM in 1997 and has more than 18 years of investment research experience. Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University. Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Grant P. Sarris, CFA, Portfolio Manager. Mr. Sarris joined KCM in 2003 and has more than 14 years of investment research experience. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002. Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Role/Relationship to others in Group: Equal role as manager and research analyst.

Other Accounts Managed by Portfolio Managers as of March 31, 2006

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kent Gasaway	12	$3.2 billion	9	$370.7 million	151	$275.8 million
Robert Male	10	$3.0 billion	9	$370.7 million	46	$165.5 million
Grant Sarris	10	$3.0 billion	9	$370.7 million	46	$165.5 million

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2006

Portfolio Manager	Dollar Range in Portfolio
Kent Gasaway	$100,001 - $500,000
Robert Male	$50,001 - $100,000
Grant Sarris	$100,001 - $500,000

Buffalo Large Cap Fund

Kent Gasaway, CFA, Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 23 years of research and management experience. Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the Buffalo High Yield Fund. He also serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Robert Male, CFA, Portfolio Manager. Mr. Male joined KCM in 1997 and has more than 18 years of investment research experience. Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University. Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Grant P. Sarris, CFA, Portfolio Manager. Mr. Sarris joined KCM in 2003 and has more than 14 years of investment research experience. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002. Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

William Kornitzer, CFA, Portfolio Manager. Mr. Kornitzer worked for KCM as a research analyst from 1997-2000 and rejoined the firm in 2004 as a co-portfolio manager of the Buffalo Large Cap and Buffalo USA Global Funds. He was previously an executive director and portfolio manager at USAA Investment Management Company from 2000-2004. Kornitzer received his MBA from Drexel University and his B.S. in Finance from Virginia Tech. Mr. Kornitzer has over 14 years of investment experience.

Role/Relationship to others in Group: Equal role as manager and research analyst.

Other Accounts Managed by Portfolio Managers as of March 31, 2006

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kent Gasaway	12	$3.2 billion	9	$370.7 million	151	$275.8 million
Robert Male	10	$3.0 billion	9	$370.7 million	46	$165.5 million
Grant Sarris	10	$3.0 billion	9	$370.7 million	46	$165.5 million
William Kornitzer	3	$141.5 million	3	$104.4 million	0	$N/A

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2006

Portfolio Manager	Dollar Range in Portfolio
Kent Gasaway	$100,001 - $500,000
Robert Male	$10,001 - $50,000
Grant Sarris	$100,001 - $500,000
William Kornitzer	$10,001 - $50,000

Buffalo USA Global Fund

Kent Gasaway, CFA, Portfolio Manager. Mr. Gasaway joined KCM in 1991 and has more than 23 years of research and management experience. Previously, Mr. Gasaway spent 10 years as an investment professional with Waddell & Reed Mutual Funds Group. He holds a B.S. in Business Administration from Kansas State University. Mr. Gasaway serves as lead portfolio manager of the Buffalo High Yield Fund. He also serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Robert Male, CFA, Portfolio Manager. Mr. Male joined KCM in 1997 and has more than 18 years of investment research experience. Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University. Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Grant P. Sarris, CFA, Portfolio Manager. Mr. Sarris joined KCM in 2003 and has more than 14 years of investment research experience. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002. Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

William Kornitzer, CFA, Portfolio Manager. Mr. Kornitzer worked for KCM as a research analyst from 1997-2000 and rejoined the firm in 2004 as a co-portfolio manager of the Buffalo Large Cap and Buffalo USA Global Funds. He was previously an executive director and portfolio manager at USAA Investment Management Company from 2000-2004. Kornitzer received his MBA from Drexel University and his B.S. in Finance from Virginia Tech. Mr. Kornitzer has over 14 years of investment experience.

Role/Relationship to others in Group: Equal role as manager and research analyst.

Other Accounts Managed by Portfolio Managers as of March 31, 2006

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Kent Gasaway	12	$3.2 billion	9	$370.7 million	151	$275.8 million
Robert Male	10	$3.0 billion	9	$370.7 million	46	$165.5 million
Grant Sarris	10	$3.0 billion	9	$370.7 million	46	$165.5 million
William Kornitzer	3	$122.6 million	3	$104.4 million	0	$N/A

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2006

Portfolio Manager	Dollar Range in Portfolio
Kent Gasaway	$100,001 - $500,000
Robert Male	$10,001 - $50,000
Grant Sarris	$100,001 - $500,000
William Kornitzer	$10,001 - $50,000

Buffalo Science & Technology Fund

Robert Male, CFA, Portfolio Manager. Mr. Male joined KCM in 1997 and has more than 18 years of investment research experience. Prior to joining KCM, he was a senior equity securities analyst with the USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business Administration from the University of Kansas and an M.B.A. from Southern Methodist University. Mr. Male serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Grant P. Sarris, CFA, Portfolio Manager. Mr. Sarris joined KCM in 2003 and has more than 14 years of investment research experience. He holds a B.A. from the University of Wisconsin and an MBA from the University of Minnesota. Prior to joining KCM, he was with Waddell & Reed in Overland Park, Kansas for 12 years. He served as both a Senior Vice President and as a portfolio manager from 2002-2003 and portfolio manager from 1997-2002. Mr. Sarris serves as co-portfolio manager of the Buffalo Large Cap, Buffalo Micro Cap, Buffalo Mid Cap, Buffalo Small Cap, Buffalo Science & Technology and Buffalo USA Global Funds.

Elizabeth Jones, MD, CFA, Portfolio Manager and Research Analyst. Ms. Jones joined KCM in 2003. She was previously a research analyst with Bank of America Capital Management from 2002-2003. She pursued her M.B.A. from Arizona State University from 2000-2002. She was a practicing M.D. for over 8 years from 1992-2000. Ms. Jones received a B.S. from Georgetown University, an M.D. from Vanderbilt University, and an M.B.A. from Arizona State University. Ms. Jones serves as co-portfolio manager of the Buffalo Science & Technology Fund. She has more than 3 years of investment experience and 11 years of healthcare industry experience.

Dave Carlsen, CFA, Portfolio Manager and Research Analyst. Mr. Carlsen joined KCM in 2004. Mr. Carlsen was formerly a senior equity research analyst for technology at Strong Capital Management, Inc. in Milwaukee from 2000-2004, and also worked for Northern Capital Management Inc. from 1992-2000. Mr. Carlsen received a B.S. in finance and investments from the University of Wisconsin. Mr. Carlsen serves as co-portfolio manager of the Buffalo Science & Technology Fund and has over 14 years of investment experience.

Clay Brethour, CFA, Portfolio Manager and Research Analyst. Mr. Brethour joined KCM in 2000. He previously was an equity research analyst with Security Management Group from 1999-2000 and a research analyst with Dain Rauscher Wessels from 1992-1999. Mr. Brethour holds a B.S. in Business-Finance from Kansas State University. Mr. Brethour serves as co-portfolio manager of the Buffalo Science & Technology Fund and has over 14 years of investment experience.

Role/Relationship to others in Group: Equal role as manager and research analyst.

Other Accounts Managed by Portfolio Managers as of March 31, 2006

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Robert Male	10	$2.9 billion	9	$370.7 million	46	$165.5 million
Grant Sarris	10	$2.9 billion	9	$370.7 million	46	$165.5 million
Elizabeth Jones	1	$8.3 million	2	$60.5 million	0	N/A
Dave Carlsen	1	$8.3 million	2	$60.5 million	0	N/A
Clay Brethour	1	$8.3 million	2	$60.5 million	0	N/A

Ownership of Securities in the Fund by Portfolio Managers as of March 31, 2006

Portfolio Manager	Dollar Range in Portfolio
Robert Male	$10,001 - $50,000
Grant Sarris	$100,001 - $500,000
Elizabeth Jones	$10,001 - $50,000
Dave Carlsen	$100,001 - $500,000
Clay Brethour	$10,001 - $50,000

Compensation of Portfolio Managers

Portfolio Manager compensation primarily consists of a modest fixed base salary and a larger bonus tied to short- and long-term performance, as well as other factors described herein. Each Portfolio Manager’s base salary is determined annually based on individual performance, seniority and contributions to the firm. Bonuses are determined annually based on individual performance and contributions to the firm, performance of funds and accounts managed and success of the firm overall.

Material Conflicts Arising from Other Accounts Managed by Portfolio Managers

The management of multiple funds and accounts may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees, as a Portfolio Manager must allocate his or her time and investment ideas across multiple Funds and accounts. A Portfolio Manager may execute transactions for a fund or account that may adversely impact the value of securities held by another fund or account. Securities selected for funds or accounts may outperform the securities selected for another fund.

When an investment is appropriate or suitable for more than one fund or account, the following considerations apply:

•	The investment opportunity is allocated among mutual funds and individual client accounts on a pro rata basis according to their asset size.

•	An investment opportunity will generally not be placed in a fund or account if not in round lot shares of at least 100.

•	The investment opportunity will be spread over KCM’s accounts and Funds base to the fullest extent possible, within standards of appropriateness and suitability.

•	Initial public offerings receive the same considerations as any other investment opportunity, subject to certain investment limitations of some Funds and client accounts.

•	Investment opportunities limited in amount are not allocated to KCM proprietary accounts, employees or affiliated persons’ accounts.

•	KCM may not allocate any initial public offerings to any accounts in which a restricted person has a beneficial interest, subject to certain exemptions.

The Portfolio Managers’ management of their personal accounts may give rise to potential conflicts of interest. The Funds and KCM have adopted a joint code of ethics that they believe contain provisions reasonably necessary to prevent such conflicts.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE FUNDS

Control persons are persons deemed to control a Fund because they own beneficially over 25% of the Fund’s outstanding equity securities. As a result, control persons could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund. Principal holders are persons that own beneficially 5% or more of a Fund’s outstanding equity securities. As of June 30, 2006, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Name and Address	Fund	No. Shares	Percentage

National Financial Services Corp.	Buffalo Balanced Fund, Inc.	1,680,446.861	12.40%
One World Financial Center
200 Liberty Street
MF Dept 5th Floor
New York, NY 10281-1003

Name and Address	Fund	No. Shares	Percentage
Charles Schwab & Co. Inc.	Buffalo Balanced Fund, Inc.	1,021,845.909	7.54%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

Great Plains Trust Company*	Buffalo Balanced Fund, Inc.	794,197.441	5.86%
House Account -Cap Gains Only
7700 Shawnee Mission Parkway, Suite 101
Overland Park, KS 66202-3057

Great Plains Trust Company*	Buffalo Balanced Fund, Inc.	782,510.414	5.77%
House Account -Reinvest
7700 Shawnee Mission Parkway, Suite 101
Overland Park, KS 66202-3057

Charles Schwab & Co. Inc.	Buffalo High Yield Fund, Inc.	3,253,576.556	18.83%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.	Buffalo High Yield Fund, Inc.	1,950,492.173	11.29%
One World Financial Center
200 Liberty Street
MF Dept 5th Floor
New York, NY 10281-1003

National Investor Services Corp.	Buffalo High Yield Fund, Inc.	877,631.135	5.08%
55 Water Street, 32nd Floor
New York, NY 10041-3299

Great Plains Trust Company*	Buffalo Large Cap Fund, Inc.	307,585.106	11.52%
House Account - Reinvest
7700 Shawnee Mission Parkway, Suite 101
Overland Park, KS 66202-3057

Charles Schwab & Co. Inc.	Buffalo Large Cap Fund, Inc.	232,395.096	8.70%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.	Buffalo Large Cap Fund, Inc.	176,616.547	6.61%
One World Financial Center
200 Liberty Street
MF Dept 5th Floor
New York, NY 10281-1003

Vermont Western Assurance, Inc,	Buffalo Micro Cap Fund	326,530.612	7.26%
84 Pine Street
600 Financial Plaza
Burlington, VT 05401-4441

Name and Address	Fund	No. Shares	Percentage
Great Plains Trust Company*	Buffalo Micro Cap Fund	248,525.440	5.52%
House Account - Reinvest
7700 Shawnee Mission Parkway, Suite 101
Overland Park, KS 66202-3057

Charles Schwab & Co. Inc.	Buffalo Mid Cap Fund	9,470,668.447	38.14%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.	Buffalo Mid Cap Fund	2,759,949.467	11.11%
One World Financial Center
200 Liberty Street
MF Dept 5th Floor
New York, NY 10281-1003

Charles Schwab & Co. Inc.	Buffalo Science & Technology Fund	3,288,093.070	36.03%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.	Buffalo Science & Technology Fund	2,272,968.355	24.91%
One World Financial Center
200 Liberty Street
MF Dept 5th Floor
New York, NY 10281-1003

Charles Schwab & Co. Inc.	Buffalo Small Cap Fund, Inc.	24,632,657.634	33.85%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services Corp.	Buffalo Small Cap Fund, Inc.	9,831,905.158	13.51%
One World Financial Center
200 Liberty Street
MF Dept 5th Floor
New York, NY 10281-1003

Great Plains Trust Company*	Buffalo USA Global Fund, Inc.	369,108.162	11.28%
House Account - Reinvest
7700 Shawnee Mission Parkway, Suite 101
Overland Park, KS 66202-3057

Charles Schwab & Co. Inc.	Buffalo USA Global Fund, Inc.	296,434.637	9.06%
Reinvest Account
Attn: Mutual Fund Department
101 Montgomery Street
San Francisco, CA 94104-4122

Name and Address	Fund	No. Shares	Percentage
National Financial Services Corp.	Buffalo USA Global Fund, Inc.	202,960.106	6.20%
One World Financial Center
200 Liberty Street
MF Dept 5th Floor
New York, NY 10281-1003

* Mr. Kornitzer, President and Chairman of the Advisor, beneficially owns a controlling interest in Great Plains Trust Company, and therefore is considered a principal shareholder in several of the Funds.

MANAGEMENT OWNERSHIP OF THE FUNDS

As of June 30, 2006, officers and Directors owned 27,336.312 shares of common stock of the Buffalo Balanced Fund (0.20%), 28,211.023 shares of common stock of the Buffalo High Yield Fund (0.16%), 9,159.726 shares of common stock of the Buffalo Large Cap Fund (0.34%), 19,198.953 shares of common stock of the Buffalo Micro Cap Fund (0.43%), 17,989.606 shares of common stock of the Buffalo Mid Cap Fund (0.07%), 16,524.492 shares of common stock of the Buffalo Science & Technology Fund (0.18%), 16,445.468 shares of common stock of the Buffalo Small Cap Fund (0.02%) and 10,723.291 shares of common stock of the Buffalo USA Global Fund (0.33%)..

In addition, as of December 31, 2005, neither the Directors who are not “interested” persons of the Funds, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or any affiliate of the Advisor or the Distributor. Accordingly, as of December 31, 2005, neither the Directors who are not “interested” persons of the Funds nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, as of December 31, 2005, neither the Directors who are not “interested” persons of the Funds nor members of their immediate family have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or their affiliates were parties.

DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income. A Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends (other than qualified dividends) the Fund pays are taxable to you at ordinary income tax rates. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates provided certain holding period requirements are met.

Distributions of Capital Gains. A Fund may realize capital gains and losses on the sale of its portfolio securities. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund. Any net capital gains realized by a Fund generally are distributed once each year in December (semi-annually, usually in June and December by each of the Buffalo High Yield, Buffalo Large Cap, Buffalo Science & Technology and Buffalo USA Global Funds), and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Investment in Foreign Securities. A Fund (other than the Buffalo USA Global Fund) may be subject to foreign withholding taxes on dividend income from ADRs. This, in turn, could reduce such a Fund's income dividends paid to you.

Your use of foreign dividends, designated by a Fund as dividends from qualifying foreign corporations and subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

Information on the Tax Character of Distributions. The Funds will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will notify you of their tax status for federal income tax purposes shortly after the close of each calendar year. The amount of income dividends designated by a Fund, consisting of qualified dividend income (which is relevant to U.S. investors) and interest-related and short-term capital gain dividends (which are relevant to non-U.S. investors) may exceed the total amount of income dividends paid. These designations will not result in more income being reported to you, but rather will allow the Fund to make its designations in a manner that is more tax efficient to both U.S. and non-U.S. investors. If you have not owned your Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”). It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, a Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

•  98% of its taxable ordinary income earned during the calendar year;
•  98% of its capital gain net income earned during the twelve month period ending October 31; and
•  100% of any undistributed amounts of these categories of income or gain from the prior year.

Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales of Fund Shares. Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, or exchange them for shares of a different Buffalo Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.

Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. Government Securities.  The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to mutual fund dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both a Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long- term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of the Fund’s distributions as qualified dividend income. The amount of a Fund’s ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

Buffalo High Yield Fund. Because the Buffalo High Yield Fund’s income is derived primarily from interest rather than dividends, none or only a small percentage of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by a Fund may qualify for the dividends-received deduction. This deduction generally is available to corporations for dividends paid by a fund out of income earned on its investments in stock of domestic corporations. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Buffalo High Yield Fund. Because the income of the Buffalo High Yield Fund is derived primarily from interest rather than dividends, generally none or only a small percentage of its income dividends will be eligible for the corporate dividends-received deduction.

Investment in Complex Securities. The Funds may invest in complex securities that could be subject to numerous special and complex tax rules. These rules could accelerate the recognition of income by a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss. These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund.

Non-U.S. Investors. Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Foreign persons should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

The United Sates imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends. In general, capital gain dividends paid by a Fund from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Also, interest-related dividends paid by a Fund from qualified net interest income generally are not subject to U.S. withholding tax. “Qualified interest income” or “QII” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. The amount of ordinary dividends that are designated by a Fund as an interest-related dividend (other than dividends paid following the close of the Fund’s fiscal year) must be based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined at fiscal year end. As a consequence, the Fund may over or under withhold U.S. tax on the income dividends paid to you. To the extent that the Fund pays an additional income dividend later in the calendar year, it may be able to adjust for any such over or under withholding. But there is no guarantee that the Fund will be able to eliminate any over withholding. In addition, the Funds reserve the right not to designate interest-related dividends as such and to reduce their withholding on these dividends where the amount designated would be de minimis on a per share basis.

Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident decedent. The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate. This provision applies to decedents dying after December 31, 2004 and before January 1, 2008.

Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty. A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

You should consult your tax advisor about the federal, state, local or foreign tax consequences of an investment in the Fund.

FINANCIAL STATEMENTS

The audited financial statements of each of the Buffalo Funds, which are contained in the March 31, 2006 Annual Report to Shareholders, are incorporated herein by reference. Unaudited reports to shareholders will be published at least semi-annually.

GENERAL INFORMATION AND HISTORY

Each of the Buffalo Funds (except for the Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Science & Technology Funds) are incorporated in the State of Maryland and are registered as an investment company under the 1940 Act. Buffalo Balanced Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo USA Global Fund, Inc. were each incorporated in 1994. Buffalo Small Cap Fund, Inc. was incorporated in 1997. Buffalo Science & Technology, Buffalo Micro Cap and Buffalo Mid Cap Funds are each a series of Buffalo Funds. Buffalo Funds was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) (“Statutory Trust”) on February 14, 2001. Buffalo Large Cap Fund, Inc. changed its name from Buffalo Equity Fund, Inc. effective February 28, 2002.

All shares issued by each Buffalo Fund incorporated in Maryland are of the same class with like rights and privileges as other shares issued by the same Fund. Each full and fractional share, issued and outstanding, has (1) equal voting rights with respect to matters that affect that particular Fund and (2) equal dividend, distribution and redemption rights to the assets of that Fund. Shares when issued are fully paid and non-assessable. Any of these Buffalo Funds may create other series of stock. Shareholders do not have pre-emptive or conversion rights.

With regard to the Buffalo Micro Cap, Buffalo Mid Cap and the Buffalo Science & Technology Funds, an unlimited number of shares of beneficial interest in the Statutory Trust were issued for each of these Funds. All shares of each of these Funds have the same rights and privileges as other shares of the same Fund. Each full and fractional share issued and outstanding has (1) equal voting rights with respect to matters that affect that Fund and (2) equal dividend, distribution and redemption rights to the assets of that Fund. Shares when issued are fully paid and non-assessable. The Statutory Trust Board may create other series of the Statutory Trust and divide any series into separate classes. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting. Shares of the Funds have non-cumulative voting rights, which means that the holders of 50% of the shares voting for the election of Directors can elect 100% of the Directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any Directors.

Shareholder meetings. The Funds will not hold annual meetings except as required by the 1940 Act and other applicable laws. Under Maryland law, a special meeting of shareholders of the Funds incorporated in Maryland must be held if the Funds incorporated in Maryland receive the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

The Funds have undertaken that their Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of a Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Funds delegate all proxy voting decisions regarding the Funds’ securities to Kornitzer Capital Management, Inc. (“KCM”), the Funds’ investment advisor. As a result, the Advisor’s proxy voting policies and procedures govern how the Funds’ proxies are voted.

KCM’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract. KCM will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over Fund assets in accordance with the Advisor’s Policies and Procedures. Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for the Funds, KCM’s utmost concern is that all decisions be made solely in the best interest of the Funds. KCM will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Funds.

A proxy voting committee makes all proxy decisions and is ultimately responsible for ensuring that all proxies received by KCM are voted in a timely manner and in a manner consistent with KCM’s determination of the Funds’ best interests.

Where a proxy proposal raises a material conflict between KCM’s interests and the Funds’ interest, the Advisor will resolve such a conflict in the manner described below:

•
Vote in Accordance with the Guidelines. To the extent that KCM has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor shall vote in accordance with such pre-determined voting policy.

•
Obtain Consent of Directors. To the extent that KCM has discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor will disclose the conflict to the Funds’ Board of Directors and obtain their consent to the proposed vote prior to voting the securities. The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of KCM’s conflict that the Board would be able to make an informed decision regarding the vote. If a Board does not respond to such a conflict disclosure request or denies the request, KCM will abstain from voting the securities held by that account.

KCM will generally vote against any management proposal that is not deemed to be in the shareholders’ best interests. Proposals in this category would include issues regarding the issuer’s board entrenchment, anti-takeover measures, providing cumulative voting rights and election of directors who sit on more than five boards.

Proxies will normally be voted with management on routine proposals that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders, such as election of auditors, date and place of annual meeting and reasonable Employee Stock Purchase Plans. Some proxy decisions may be made on a case-by-case basis.

A description of the Funds/Advisors’ proxy voting procedures is available without charge upon request, by calling 1-800-492-8332 and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by (1) calling the Funds at 1-800-492-8332 or (2) on the SEC website at http://www.sec.gov.

Appendix-Ratings Information.

Bond Ratings.
S&P	MOODY’S	DESCRIPTIONS
AAA	Aaa	These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.
AA	Aa	Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.
A	A
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB	Baa
Debt rated BBB/Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB/Baa is regarded as having significant speculative characteristics.

BB	Ba
Debt rated BB/Ba has less near-term vulnerability to default than other speculative issues. But it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB-/Baa3 rating.

B	B
Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.

CCC	Caa
Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.

CC	Ca	The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.
C	C
The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments- are continued.

CI	N/A	The rating CI is reserved for income bonds on which no interest is being paid.
D	N/A
Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody’s adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor’s. With regard to S&P’s ratings, bonds rated BB, B, CCC and CC are usually considered predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings.
S&P	MOODY’S	DESCRIPTION
A-1	Prime-1 (P-1)	This rating indicates that the degree of safety regarding timely payments is strong. Standard & Poor’s rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2	Prime-2 (P-2)
Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound will be more subject to variation. Capitalization characteristic while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3	Prime-3 (P-3)	Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
B	N/A	Issues rated “B” are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing condi-tions or short-term adversities.
C	N/A	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D	N/A	This rating indicates that the issuer is either in default or is expected to be in default upon maturity.
Moody’s commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s only rating, prime, means that it believes that the commercial paper note will be redeemed as agreed. The criteria used by Moody’s for rating a commercial paper issuer under this graded system include, but are not limited to the following factors: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks which may be in-herent in certain areas; (3) evaluation of the issuer’s products in relation to competi-tion and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. S&P’s commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) Charter Documents.

(1) Articles of Incorporation for Buffalo Balanced Fund, Inc. filed and effective in Maryland on January 25, 1994 are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on June 1, 1999.

(i)
Articles Supplementary for Buffalo Balanced Fund, Inc. filed and effective in Maryland on March 19, 2004 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the SEC via EDGAR on July 29, 2004.

(2) Articles of Incorporation for Buffalo Large Cap Fund, Inc. filed and effective in Maryland on November 23, 1994 are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87346 and 811-08900) as filed with the SEC via EDGAR on June 1, 1999.

(i)
Articles of Amendment to effect name change from Buffalo Equity Fund, Inc. to Buffalo Large Cap Fund, Inc. filed and effective in Maryland on March 1, 2002 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A. (File Nos. 33-87346 and 811-8900) as filed with the SEC via EDGAR on July 29, 2002.

(3) Articles of Incorporation for Buffalo High Yield Fund, Inc. filed and effective in Maryland on November 23, 1994 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on July 30, 2004.

(i)
Articles of Amendment to effect name change from Buffalo Premium Income Fund, Inc. to Buffalo High Yield Fund, Inc. filed and effective in Maryland on May 11, 1995 are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on June 1, 1999.

(ii)
Articles Supplementary for Buffalo High Yield Fund, Inc. filed and effective in Maryland on March 15, 2002 are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on July 29, 2004.

(iii)
Articles Supplementary for Buffalo High Yield Fund, Inc. filed and effective in Maryland on December 9, 2003 is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on July 30, 2004.

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(4) Articles of Incorporation for Buffalo USA Global Fund, Inc. filed and effective in Maryland on November 23, 1994 are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87146 and 811-08896) as filed with the SEC via EDGAR on June 1, 1999.

(5) Articles of Incorporation for Buffalo Small Cap Fund, Inc. filed and effective in Maryland on October 16, 1997 are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 1, 1999.

(i)
Articles Supplementary for Buffalo Small Cap Fund, Inc. filed and effective in Maryland on February 14, 2002 are incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on July 29, 2002.

(6) (i)
Agreement and Declaration of Trust for Buffalo Funds dated February 14, 2001 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(ii)
Certificate of Trust for Buffalo Funds as filed with the State of Delaware on February 14, 2001 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(b) By-laws.

(1) Amended and Restated By-Laws as of November 30, 1996 of Buffalo Balanced Fund, Inc. are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the SEC via EDGAR on June 1, 1999.

(2) Amended and Restated By-Laws as of November 30, 1996 of Buffalo Large Cap Fund, Inc. are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87346 and 811-08900) as filed with the SEC via EDGAR on June 1, 1999.

(3) Amended and Restated By-Laws as of November 30, 1996 of Buffalo High Yield Fund, Inc. are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on June 1, 1999.

(4) Amended and Restated By-Laws as of November 30, 1996 of Buffalo USA Global Fund, Inc. are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87146 and 811-08896) as filed with the SEC via EDGAR on June 1, 1999.

(5) By-Laws of Buffalo Small Cap Fund, Inc. are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 1, 1999.

(6) By-Laws of Buffalo Funds are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

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(c) Instruments Defining the Rights of Security Holders.

(1) Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund, Inc.:

Specimen copies of securities of the Registrants are incorporated herein by reference to the Buffalo Balanced Fund, Inc.'s Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the SEC via EDGAR on June 1, 1999.

(2) Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund, Inc.:

See Article II, “Meeting of Stockholders,” Article IV, “Notices” and Article IX, “Stock” of the Registrants’ By-laws. See also, FIFTH and SIXTH of the Registrants’ Articles of Incorporation. The Articles of Incorporation and Amended and Restated By-Laws of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc. and Buffalo USA Global Fund, Inc. and By-laws of Buffalo Small Cap Fund, Inc. are incorporated herein by reference to the Registrants’ Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 1, 1999. The Articles of Incorporation of Buffalo High Yield Fund, Inc. and the By-laws are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on June 1, 1999.

(3) Buffalo Funds:

See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust. See also, Article II, "Meetings of Shareholders" of the Registrant's By-Laws. The Agreement and Declaration of Trust and the By-Laws of the Buffalo Funds are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(d) Investment Advisory Contracts.

(1) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Balanced Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the SEC via Edgar on June 7, 2001.

(2) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Large Cap Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87346 and 811-08900) as filed with the SEC via EDGAR on June 7, 2001.

(3) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo High Yield Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed with the SEC via EDGAR on June 7, 2001.

(4) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo USA Global Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87146 and 811-08896) as filed with the SEC via EDGAR on June 7, 2001.

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(5) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Small Cap Fund, Inc. dated February 7, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on June 7, 2001.

(6) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Mid Cap Fund and Buffalo Science & Technology Fund, dated February 14, 2001 is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 4, 2001.

(7) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo Micro Cap Fund, dated May 20, 2004 is incorporated herein by reference to Registrant’s Registration Statement on Form N1-A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on May 19, 2004.

(e) Distribution Contracts.

(1) Form of Distribution Agreement between Quasar Distributors, LLC., Kornitzer Capital Management, Inc., Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo Funds dated April 25, 2003 is incorporated herein by reference to each of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 30, 2003.

(i)
Amended Exhibit A to the Distribution Agreement is incorporated herein by reference to Buffalo Funds’ Registration Statement on Form N1-A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on May 19, 2004.

(f) Bonus or Profit Sharing Contracts.

Not Applicable.

(g) Custodian Agreements.

(1) Form of Custodian Agreement between U.S. Bank, N.A. and each of the Registrants is incorporated herein by reference to Buffalo Funds' Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR July 30, 2003.

(i)
Amended Exhibit C to the Custodian Agreement is incorporated herein by reference to the Buffalo Funds' Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

(h) Other Material Contracts.

(1) Master Services Agreement between Kornitzer Capital Management, investment advisor and manager of the Registrants and U.S. Bancorp Fund Services, LLC dated April 25, 2003 is incorporated herein by reference to the Buffalo Funds' Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

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(i)
Amendment to Master Services Agreement regarding AML services dated as of February 20, 2004 is incorporated herein by reference to the Buffalo Funds' Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

(ii)
Amendment to Master Services Agreement regarding addition of Micro Cap Fund is incorporated herein by reference to the Buffalo Funds' Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

(i) Legal Opinions.

(1) Opinion and Consent of Counsel for Buffalo Balanced Fund, Inc. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on July 28, 2000.

(2) Opinion and Consent of Counsel for Buffalo Large Cap Fund, Inc. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87346 and 811-08900) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on July 28, 2000.

(3) Opinion and Consent of Counsel for Buffalo High Yield Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-08898) as filed wit the Securities and Exchange Commission (the “SEC”) via EDGAR on July 29, 2002.

(4) Opinion and Consent of Counsel for Buffalo USA Global Fund, Inc. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87146 and 811-08896) as filed with the Securities and Exchange Commission (the "SEC") via EDGAR on July 28, 2000.

(5) Opinion and Consent of Counsel for Buffalo Small Cap Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on July 28, 2000.

(6) Opinion and Consent of Counsel for Buffalo Funds is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on May 19, 2004.

(j) Other Opinions.

(1) Consents of Independent Registered Public Accounting Firm.

(i)	Consent of Independent Registered Public Accounting Firm for Buffalo Balanced Fund, Inc. is filed herewith.

(ii)	Consent of Independent Registered Public Accounting Firm for Buffalo Large Cap Fund, Inc. is filed herewith.

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(iii)	Consent of Independent Registered Public Accounting Firm for Buffalo High Yield Fund, Inc. is filed herewith.

(iv)	Consent of Independent Registered Public Accounting Firm for Buffalo USA Global Fund, Inc. is filed herewith.

(v)	Consent of Independent Registered Public Accounting Firm for Buffalo Small Cap Fund, Inc. is filed herewith.

(vi)	Consent of Independent Registered Public Accounting Firm for Buffalo Funds is filed herewith.

(2) Powers of Attorney.

(i)
Power of Attorney for Buffalo Funds is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on May 20, 2005.

(ii)
Power of Attorney for Buffalo Balanced Fund, Inc. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-75476 and 811-08364) as filed with the SEC via EDGAR on May 20, 2005.

(iii)
Power of Attorney for Buffalo Large Cap Fund, Inc. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87346 and 811-8900) as filed with the SEC via EDGAR on May 20, 2005.

(iv)
Power of Attorney for Buffalo High Yield Fund, Inc. is incorporated herein by reference to Registrant’s Registration Statement on Form N-1A (File Nos. 033-87148 and 811-8898) as filed wit the SEC via EDGAR on May 20, 2005.

(v)
Power of Attorney for Buffalo USA Global Fund, Inc. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 033-87146 and 811-8896) as filed with the SEC via EDGAR on May 20, 2005

(vi)
Power of Attorney for Buffalo Small Cap Fund, Inc. is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-40841 and 811-08509) as filed with the SEC via EDGAR on May 20, 2005

(k) Omitted Financial Statements.

Not Applicable.

(l) Initial Capital Agreements.

Not Applicable.

(m) Rule 12b-1 Plan.

Not Applicable.

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(n) Rule 18f-3 Plan.

Not Applicable.

(o) Reserved.

(p) Codes of Ethics.

(1) The Code of Ethics of Kornitzer Capital Management, Inc. is filed herewith.

(2) The Code of Ethics for the Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo Funds is incorporated herein by reference to the Buffalo Funds' Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

(a) Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc. and Buffalo Small Cap Fund, Inc.:

Reference is made to Article NINTH of the Registrants’ Articles of Incorporation, which provide for indemnification, as set forth below, with respect to Officers and Directors of the Corporation:

(A)     To the fullest extent that limitations on the liability of directors and officers are permitted by the Maryland General Corporation Law, no director or officer of the Corporation shall have any liability to the Corporation or its stockholders for money damages. This limitation on liability applies to events occurring at the time a person serves as a director or officer of the Corporation whether or not such person is a director or officer at the time of any proceeding in which liability is asserted.

(B)     The Corporation shall indemnify and advance expenses to its currently acting and its former directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law. The Board of Directors may by Bylaw, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

(C)     No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

(D)     References to the Maryland General Corporation Law in this Article are to the law as from time to time amended. No further amendment to the Articles of Incorporation of the Corporation shall affect any right of any person under this Article based on any event, omission or proceeding prior to such amendment.

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(E)     Each provision of this Article NINTH shall be severable from the remainder, and the invalidity of any such provision shall not affect the validity of the remainder of this Article NINTH.

(b) Buffalo Funds:

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Kornitzer Capital Management, Inc. is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds and the AFBA 5Star Fund family of funds. Kornitzer also manages the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisor and each officer of the Registrant’s investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see Kornitzer Capital Management, Inc.’s Form ADV (File #801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

(a)     Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

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Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
Allied Asset Advisors Funds	The Kensington Funds
Alpine Equity Trust	Kiewit Investment Fund L.P.
Alpine Income Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Series Trust	LKCM Funds
Brandes Investment Trust	Masters’ Select Funds
Brandywine Blue Fund, Inc.	Matrix Advisors Value Fund, Inc.
Brazos Mutual Funds	MDT Funds
Bridges Investment Fund, Inc.	Monetta Fund, Inc.
Buffalo Funds	Monetta Trust
Buffalo Balanced Fund, Inc.	The MP 63 Fund, Inc.
Buffalo High Yield Fund, Inc.	MUTUALS.com
Buffalo Large Cap Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo USA Global Fund, Inc.	Nicholas Fund, Inc.
Country Mutual Funds Trust	Nicholas High Income Fund, Inc.
Cullen Funds Trust	Nicholas II, Inc.
Everest Funds	Nicholas Limited Edition, Inc.
FFTW Funds, Inc.	Nicholas Money Market Fund, Inc.
First American Funds, Inc.	Permanent Portfolio Funds
First American Investment Funds, Inc.	Perritt Funds, Inc.
First American Strategy Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
Fort Pitt Capital Funds	PRIMECAP Odyssey Funds
The Glenmede Fund, Inc.	Professionally Managed Portfolios
The Glenmede Portfolios	Prudent Bear Funds, Inc.
Greenspring Fund	The Purisima Funds
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding, Loevner Funds, Inc.	Rockland Trust
The Hennessy Funds, Inc.	Summit Mutual Funds, Inc.
Hennessy Mutual Funds, Inc.	Thompson Plumb Funds, Inc.
Hotchkis and Wiley Funds	TIFF Investment Program, Inc.
Intrepid Capital Management Funds Trust	Trust For Professional Managers
Jacob Internet Fund Inc.	Wexford Trust

(b)     To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None

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Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

U.S. Bank, National Association
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

(b) With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accountant:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(b) With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (1) and 31a-(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Kornitzer Capital Management, Inc.
5420 West 61st Place
Shawnee Mission, KS 66205

(c) With respect to Rule 31a-1(d), certain required books and records will be maintained at he offices of the Registrant’s Principal Underwriters:

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ITEM 29. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

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Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees/Directors, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee/Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee/Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certify that they meet all of the requirements for effectiveness of their Registration Statements pursuant to Rule 486(b) under the 1933 Act and have duly caused their Registration Statements to be signed on their behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 24th day of July, 2006.

Buffalo Funds

Kent W. Gasaway*
Kent W. Gasaway
President/Treasurer/ Trustee

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

Kent W. Gasaway* Kent W. Gasaway	President, Treasurer and Trustee	July 24, 2006
/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee	July 24, 2006
Gene M. Betts* Gene M. Betts	Trustee	July 24, 2006
Thomas S. Case* Thomas S. Case	Trustee	July 24, 2006
J. Gary Gradinger* J. Gary Gradinger	Trustee	July 24, 2006
Philip J. Kennedy* Philip J. Kennedy	Trustee	July 24, 2006

* By: /s/ Joseph C. Neuberger Joseph C. Neuberger
(Pursuant to Power of Attorney previously filed)

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrants certify that they meet all of the requirements for effectiveness of their Registration Statements pursuant to Rule 486(b) under the 1933 Act and have duly caused their Registration Statements to be signed on their behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 24th day of July, 2006.

Buffalo Balanced Fund, Inc.
Buffalo Large Cap Fund, Inc.
Buffalo High Yield Fund, Inc.
Buffalo USA Global Fund, Inc.
Buffalo Small Cap Fund, Inc.

/s/ Kent W. Gasaway*
Kent W. Gasaway
President/Treasurer/Director

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

Kent W. Gasaway* Kent W. Gasaway	President, Treasurer and Trustee	July 24, 2006
/s/ Joseph C. Neuberger Joseph C. Neuberger	Chairman and Trustee	July24, 2006
Gene M. Betts* Gene M. Betts	Trustee	July 24, 2006
Thomas S. Case* Thomas S. Case	Trustee	July 24, 2006
J. Gary Gradinger* J. Gary Gradinger	Trustee	July 24, 2006
Philip J. Kennedy* Philip J. Kennedy	Trustee	July 24, 2006

* By: /s/ Joseph C. Neuberger Joseph C. Neuberger
(Pursuant to Power of Attorney previously filed)

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EXHIBIT INDEX

Exhibit	Exhibit No.
-------	-----------
Consent of Auditor for Buffalo Balanced Fund, Inc.	EX-99.j.1.i

Consent of Auditor for Buffalo Large Cap Fund, Inc.	EX-99.j.1.ii

Consent of Auditor for Buffalo High Yield Fund, Inc.	EX-99.j.1.iii

Consent of Auditor for Buffalo USA Global Fund, Inc.	EX-99.j.1.iv

Consent of Auditor for Buffalo Small Cap Fund, Inc.	EX-99.j.1.v

Consent of Auditor for Buffalo Funds	EX-99.j.1.vi

Code of Ethics of Kornitzer Capital Management, Inc.	EX-99.p.1

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